AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Long-Term Investments — 72.4%
Common Stocks — 27.6%
Aerospace & Defense — 0.3%
Airbus SE (France)	33,848	$2,917,710
General Dynamics Corp.	4,614	978,952
Northrop Grumman Corp.	1,792	842,813
Raytheon Technologies Corp.	18,095	1,481,257
Safran SA (France)	22,956	2,088,761
Woodward, Inc.(a)	6,275	503,632
		8,813,125
Air Freight & Logistics — 0.1%
Deutsche Post AG (Germany)	75,467	2,274,549
FedEx Corp.	5,719	849,100
		3,123,649
Airlines — 0.0%
Alaska Air Group, Inc.*	10,361	405,633
Wizz Air Holdings PLC (Switzerland), 144A*	4,478	77,894
		483,527
Auto Components — 0.1%
Cie Generale des Etablissements Michelin SCA (France)	155,679	3,488,096
HL Mando Co. Ltd. (South Korea)	5,064	154,924
		3,643,020
Automobiles — 0.4%
Kia Corp. (South Korea)	5,564	276,931
NIO, Inc. (China) (Class A Stock)*	9,380	146,707
Stellantis NV	125,261	1,479,639
Tesla, Inc.*	32,862	8,716,646
Thor Industries, Inc.(a)	7,154	500,637
XPeng, Inc. (China) (Class A Stock)*	18,406	109,243
		11,229,803
Banks — 2.0%
Banco Santander Chile (Chile)	5,256,165	183,615
Bank Central Asia Tbk PT (Indonesia)	3,388,300	1,891,483
Bank of America Corp.	367,710	11,104,842
Bank Rakyat Indonesia Persero Tbk PT (Indonesia)	1,795,672	525,544
BNP Paribas SA (France)	37,258	1,573,750
Capitec Bank Holdings Ltd. (South Africa)	2,405	206,047
China Construction Bank Corp. (China) (Class H Stock)	1,420,000	819,627
China Merchants Bank Co. Ltd. (China) (Class H Stock)	119,000	550,715
Citigroup, Inc.	18,948	789,563
Citizens Financial Group, Inc.	40,481	1,390,927
Commerce Bancshares, Inc.	7,024	464,708
Credicorp Ltd. (Peru)	2,751	337,823
Cullen/Frost Bankers, Inc.	4,528	598,692
DBS Group Holdings Ltd. (Singapore)	63,200	1,462,029
First Republic Bank	6,023	786,303
Grupo Financiero Banorte SAB de CV (Mexico) (Class O Stock)	121,819	780,351
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
HDFC Bank Ltd. (India)	31,951	$553,567
HDFC Bank Ltd. (India), ADR(a)	24,569	1,435,321
ICICI Bank Ltd. (India)	39,571	415,466
Itau Unibanco Holding SA (Brazil), ADR(a)	70,475	364,356
KB Financial Group, Inc. (South Korea)	11,412	344,626
KBC Group NV (Belgium)	47,342	2,246,567
M&T Bank Corp.	15,264	2,691,348
Nordea Bank Abp (Finland)	209,506	1,793,000
NU Holdings Ltd. (Brazil) (Class A Stock)*(a)	25,473	112,081
Ping An Bank Co. Ltd. (China) (Class A Stock)	136,200	225,403
PNC Financial Services Group, Inc. (The)	10,581	1,581,013
Qatar National Bank QPSC (Qatar)	62,783	341,705
Saudi National Bank (The) (Saudi Arabia)	17,280	288,325
SCB X PCL (Thailand), NVDR	90,000	246,613
ServisFirst Bancshares, Inc.(a)	7,098	567,840
Signature Bank	4,974	751,074
SVB Financial Group*	4,065	1,364,946
TCS Group Holding PLC (Russia), GDR*^	5,848	1
Toronto-Dominion Bank (The) (Canada)	22,131	1,357,323
Truist Financial Corp.	89,369	3,891,126
U.S. Bancorp	27,096	1,092,511
Wells Fargo & Co.	149,638	6,018,440
Western Alliance Bancorp	12,553	825,234
Wintrust Financial Corp.	7,456	608,037
		52,581,942
Beverages — 0.5%
Budweiser Brewing Co. APAC Ltd. (China), 144A	161,000	419,253
Carlsberg A/S (Denmark) (Class B Stock)	28,311	3,310,590
Constellation Brands, Inc. (Class A Stock)	6,866	1,576,983
Diageo PLC (United Kingdom)	179,789	7,567,953
Keurig Dr. Pepper, Inc.	17,941	642,647
Kweichow Moutai Co. Ltd. (China) (Class A Stock)	1,038	271,334
Wuliangye Yibin Co. Ltd. (China) (Class A Stock)	9,100	215,005
		14,003,765
Biotechnology — 0.9%
AbbVie, Inc.	84,216	11,302,629
Alnylam Pharmaceuticals, Inc.*	5,674	1,135,708
Exact Sciences Corp.*	10,197	331,301
Exelixis, Inc.*	33,804	530,047
Horizon Therapeutics PLC*	17,645	1,092,049
Natera, Inc.*	11,247	492,844
Regeneron Pharmaceuticals, Inc.*	12,639	8,706,628
Sinovac Biotech Ltd. (China)*^	3,000	19,513
A1

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Biotechnology (cont’d.)
Vertex Pharmaceuticals, Inc.*	3,145	$910,603
		24,521,322
Building Products — 0.4%
Carlisle Cos., Inc.	3,309	927,877
Fortune Brands Home & Security, Inc.	26,214	1,407,430
Hayward Holdings, Inc.*(a)	46,553	412,925
Lennox International, Inc.	2,932	652,868
Simpson Manufacturing Co., Inc.	6,944	544,410
Trane Technologies PLC	46,071	6,671,541
		10,617,051
Capital Markets — 1.0%
BlackRock, Inc.	7,440	4,094,083
Blackstone, Inc.(a)	19,875	1,663,537
Cboe Global Markets, Inc.	5,839	685,323
Charles Schwab Corp. (The)	43,063	3,094,938
CME Group, Inc.	20,438	3,620,183
Deutsche Boerse AG (Germany)	3,345	548,335
Evercore, Inc. (Class A Stock)	7,050	579,862
FactSet Research Systems, Inc.	1,887	755,008
Focus Financial Partners, Inc. (Class A Stock)*	19,423	612,019
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	21,335	729,282
Invesco Ltd.	24,522	335,951
KIWOOM Securities Co. Ltd. (South Korea)	2,236	117,049
LPL Financial Holdings, Inc.	4,502	983,597
Moelis & Co. (Class A Stock)(a)	16,274	550,224
Morgan Stanley	20,227	1,598,135
Morningstar, Inc.	3,399	721,676
Northern Trust Corp.	10,070	861,589
S&P Global, Inc.	12,193	3,723,133
StepStone Group, Inc. (Class A Stock)(a)	27,099	664,196
T. Rowe Price Group, Inc.(a)	7,601	798,181
XP, Inc. (Brazil) (Class A Stock)*(a)	11,453	217,722
		26,954,023
Chemicals — 0.4%
Aarti Industries Ltd. (India)	19,290	175,647
Axalta Coating Systems Ltd.*	46,714	983,797
Eastman Chemical Co.	25,172	1,788,471
LG Chem Ltd. (South Korea)	1,669	616,254
Linde PLC (United Kingdom)	4,116	1,114,335
Perimeter Solutions SA*	49,523	396,679
Shin-Etsu Chemical Co. Ltd. (Japan)	37,200	3,681,193
Skshu Paint Co. Ltd. (China) (Class A Stock)*	20,800	254,232
Wanhua Chemical Group Co. Ltd. (China) (Class A Stock)	24,200	310,914
Yunnan Energy New Material Co. Ltd. (China) (Class A Stock)	5,400	131,218
		9,452,740
	Shares	Value
Common Stocks (continued)
Commercial Services & Supplies — 0.2%
Copart, Inc.*	13,435	$1,429,484
Driven Brands Holdings, Inc.*(a)	27,188	760,720
IAA, Inc.*	16,597	528,615
MSA Safety, Inc.	7,605	831,075
Ritchie Bros. Auctioneers, Inc. (Canada)	9,270	579,190
SAL TopCo LLC*^	15,668	4,896
Stericycle, Inc.*	13,985	588,908
Waste Connections, Inc.(a)	6,472	874,561
		5,597,449
Communications Equipment — 0.1%
Accton Technology Corp. (Taiwan)	31,000	264,414
Arista Networks, Inc.*	7,693	868,463
Cisco Systems, Inc.	13,559	542,360
CommScope Holding Co., Inc.*	33,853	311,786
		1,987,023
Construction & Engineering — 0.4%
Quanta Services, Inc.(a)	18,826	2,398,244
Vinci SA (France)	80,021	6,470,560
WillScot Mobile Mini Holdings Corp.*	27,067	1,091,612
		9,960,416
Construction Materials — 0.1%
Martin Marietta Materials, Inc.	4,581	1,475,494
Vulcan Materials Co.	2,304	363,364
		1,838,858
Consumer Finance — 0.3%
American Express Co.	32,635	4,402,788
Capital One Financial Corp.	22,152	2,041,750
Shriram Transport Finance Co. Ltd. (India)	19,748	288,775
		6,733,313
Containers & Packaging — 0.1%
AptarGroup, Inc.	7,985	758,815
Crown Holdings, Inc.	7,070	572,882
Packaging Corp. of America(a)	8,942	1,004,097
Westrock Co.	18,905	583,975
		2,919,769
Distributors — 0.1%
LKQ Corp.	19,346	912,164
Pool Corp.	2,990	951,448
		1,863,612
Diversified Consumer Services — 0.0%
Bright Horizons Family Solutions, Inc.*	10,829	624,292
Diversified Financial Services — 0.3%
Berkshire Hathaway, Inc. (Class B Stock)*	11,300	3,017,326
Chailease Holding Co. Ltd. (Taiwan)	38,331	218,951
FirstRand Ltd. (South Africa)	109,810	366,574

A2

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Diversified Financial Services (cont’d.)
Housing Development Finance Corp. Ltd. (India)	121,709	$3,395,624
		6,998,475
Diversified Telecommunication Services — 0.1%
Frontier Communications Parent, Inc.*	1	23
Hellenic Telecommunications Organization SA (Greece)	15,331	222,615
Telkom Indonesia Persero Tbk PT (Indonesia)	983,800	286,725
Verizon Communications, Inc.	43,740	1,660,808
Windstream Holdings, Inc.*^	386	5,887
		2,176,058
Electric Utilities — 0.5%
American Electric Power Co., Inc.	7,965	688,574
Edison International	12,122	685,863
EDP - Energias do Brasil SA (Brazil)	62,902	255,370
Entergy Corp.	7,425	747,178
Iberdrola SA (Spain)	109,467	1,020,690
NextEra Energy, Inc.	86,340	6,769,919
PG&E Corp.*(a)	58,269	728,363
Xcel Energy, Inc.	23,453	1,500,992
		12,396,949
Electrical Equipment — 0.3%
AMETEK, Inc.	11,769	1,334,722
Eaton Corp. PLC	38,650	5,154,364
Generac Holdings, Inc.*(a)	4,077	726,277
Hubbell, Inc.	3,207	715,161
Schneider Electric SE	6,330	714,979
Shanghai Liangxin Electrical Co. Ltd. (China) (Class A Stock)	120,980	198,468
		8,843,971
Electronic Equipment, Instruments & Components — 0.2%
Cognex Corp.	17,317	717,790
Jade Bird Fire Co. Ltd. (China) (Class A Stock)	60,775	206,492
Keyence Corp. (Japan)	8,072	2,668,285
Keysight Technologies, Inc.*	6,336	997,033
Largan Precision Co. Ltd. (Taiwan)	3,000	157,263
TD SYNNEX Corp.	9,444	766,758
Zebra Technologies Corp. (Class A Stock)*	2,161	566,203
		6,079,824
Energy Equipment & Services — 0.1%
Baker Hughes Co.(a)	141,452	2,964,834
Entertainment — 0.1%
JYP Entertainment Corp. (South Korea)	6,013	244,292
NCSoft Corp. (South Korea)	443	105,964
NetEase, Inc. (China)	31,100	469,281
Take-Two Interactive Software, Inc.*	5,500	599,500
		1,419,037
	Shares	Value
Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) — 0.7%
American Homes 4 Rent (Class A Stock)	28,330	$929,507
Apple Hospitality REIT, Inc.	32,189	452,577
Brixmor Property Group, Inc.	45,389	838,335
CubeSmart	15,812	633,429
EastGroup Properties, Inc.(a)	5,691	821,439
Federal Realty Investment Trust	7,245	652,920
JBG SMITH Properties	24,843	461,583
Kimco Realty Corp.	60,424	1,112,406
Lamar Advertising Co. (Class A Stock)(a)	6,972	575,120
Mid-America Apartment Communities, Inc.	10,400	1,612,728
National Retail Properties, Inc.	17,050	679,613
Outfront Media, Inc.(a)	36,787	558,795
Prologis, Inc.	38,262	3,887,419
Public Storage	2,004	586,791
Rayonier, Inc.(a)	27,494	823,995
Ryman Hospitality Properties, Inc.	5,139	378,179
Sun Communities, Inc.	12,937	1,750,764
Welltower, Inc.	5,303	341,089
Weyerhaeuser Co.	48,497	1,385,074
		18,481,763
Food & Staples Retailing — 0.3%
Albertson’s Cos., Inc. (Class A Stock)	23,955	595,521
Alimentation Couche-Tard, Inc. (Canada)	20,507	825,565
Bid Corp. Ltd. (South Africa)	15,555	238,840
BJ’s Wholesale Club Holdings, Inc.*	12,383	901,606
Casey’s General Stores, Inc.	3,245	657,178
Clicks Group Ltd. (South Africa)	19,931	314,608
Dino Polska SA (Poland), 144A*	4,760	288,318
Performance Food Group Co.*	18,113	777,953
Raia Drogasil SA (Brazil)	72,042	303,828
Sysco Corp.	9,101	643,532
Wal-Mart de Mexico SAB de CV (Mexico)	285,637	1,003,158
		6,550,107
Food Products — 0.3%
Angel Yeast Co. Ltd. (China) (Class A Stock)	30,600	177,640
Britannia Industries Ltd. (India)	6,579	309,580
Chongqing Fuling Zhacai Group Co. Ltd. (China) (Class A Stock)	45,600	173,165
Foshan Haitian Flavouring & Food Co. Ltd. (China) (Class A Stock)	30,392	351,606
Inner Mongolia Yili Industrial Group Co. Ltd. (China) (Class A Stock)	69,900	322,133
Kraft Heinz Co. (The)	33,742	1,125,296
Lamb Weston Holdings, Inc.(a)	8,975	694,485
Nestle SA	20,216	2,186,508
Post Holdings, Inc.*	14,423	1,181,388
Tongwei Co. Ltd. (China) (Class A Stock)	28,600	187,046
		6,708,847

A3

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Gas Utilities — 0.0%
Atmos Energy Corp.(a)	6,726	$685,043
Kunlun Energy Co. Ltd. (China)	326,000	234,631
		919,674
Health Care Equipment & Supplies — 0.9%
Boston Scientific Corp.*	193,523	7,495,146
Coloplast A/S (Denmark) (Class B Stock)	5,937	603,344
Cooper Cos., Inc. (The)	3,738	986,458
Dexcom, Inc.*	10,735	864,597
Hoya Corp. (Japan)	36,600	3,526,725
ICU Medical, Inc.*(a)	3,700	557,220
Insulet Corp.*	3,527	809,094
Intuitive Surgical, Inc.*	16,741	3,137,933
Medtronic PLC	7,727	623,955
QuidelOrtho Corp.*	6,436	460,045
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (China) (Class A Stock)	5,900	246,496
STERIS PLC	4,568	759,567
Zimmer Biomet Holdings, Inc.	37,212	3,890,514
		23,961,094
Health Care Providers & Services — 0.9%
AmerisourceBergen Corp.	11,458	1,550,611
Apollo Hospitals Enterprise Ltd. (India)	6,368	340,710
Centene Corp.*	9,650	750,866
Chemed Corp.	1,619	706,791
Cigna Corp.	3,043	844,341
CVS Health Corp.	19,379	1,848,175
Encompass Health Corp.(a)	16,795	759,638
HCA Healthcare, Inc.	5,507	1,012,131
HealthEquity, Inc.*(a)	10,377	697,023
Laboratory Corp. of America Holdings	4,176	855,287
McKesson Corp.	4,157	1,412,840
Molina Healthcare, Inc.*	2,465	813,056
UnitedHealth Group, Inc.	24,303	12,273,987
		23,865,456
Health Care Technology — 0.0%
Certara, Inc.*	27,649	367,179
Definitive Healthcare Corp.*(a)	21,822	339,114
		706,293
Hotels, Restaurants & Leisure — 0.9%
Aramark	25,501	795,631
Booking Holdings, Inc.*	3,135	5,151,463
H World Group Ltd. (China)	70,600	240,569
Hilton Worldwide Holdings, Inc.	10,937	1,319,221
Marriott International, Inc. (Class A Stock)	41,806	5,858,693
McDonald’s Corp.	28,342	6,539,633
Planet Fitness, Inc. (Class A Stock)*(a)	10,435	601,682
Royal Caribbean Cruises Ltd.*(a)	13,614	515,971
Sands China Ltd. (Macau)*	62,000	154,394
Texas Roadhouse, Inc.(a)	8,146	710,820
Vail Resorts, Inc.	4,011	864,932
	Shares	Value
Common Stocks (continued)
Hotels, Restaurants & Leisure (cont’d.)
Wendy’s Co. (The)	37,134	$694,035
		23,447,044
Household Durables — 0.2%
Garmin Ltd.	6,603	530,287
Haier Smart Home Co. Ltd. (China) (Class H Stock)	148,600	452,187
Midea Group Co. Ltd. (China) (Class A Stock)	11,493	79,134
Mohawk Industries, Inc.*	7,978	727,514
Newell Brands, Inc.(a)	47,563	660,650
Persimmon PLC (United Kingdom)	26,341	360,247
Sony Group Corp. (Japan)	14,063	905,861
		3,715,880
Household Products — 0.1%
Energizer Holdings, Inc.(a)	20,175	507,200
Procter & Gamble Co. (The)	9,958	1,257,197
Reynolds Consumer Products, Inc.(a)	22,620	588,346
		2,352,743
Independent Power & Renewable Electricity Producers — 0.1%
China Longyuan Power Group Corp. Ltd. (China) (Class H Stock)	112,000	139,955
RWE AG (Germany)	57,432	2,110,971
Vistra Corp.	61	1,281
		2,252,207
Industrial Conglomerates — 0.0%
Honeywell International, Inc.	5,206	869,246
Insurance — 1.2%
AIA Group Ltd. (Hong Kong)	401,874	3,345,966
Alleghany Corp.*	1,226	1,029,068
Allianz SE (Germany)	6,734	1,060,836
American International Group, Inc.	7,317	347,411
Arthur J. Gallagher & Co.	20,897	3,577,984
Chubb Ltd.	6,211	1,129,657
CNA Financial Corp.	10,529	388,520
Fairfax Financial Holdings Ltd. (Canada) (OOTC)	725	331,325
Fairfax Financial Holdings Ltd. (Canada) (TSE)	1,326	605,611
Hartford Financial Services Group, Inc. (The)	13,728	850,312
HDFC Life Insurance Co. Ltd. (India), 144A	48,527	314,747
ICICI Prudential Life Insurance Co. Ltd. (India), 144A	27,091	173,923
Kinsale Capital Group, Inc.	2,652	677,374
Loews Corp.	41,554	2,071,051
Marsh & McLennan Cos., Inc.	2,148	320,675
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	86,000	429,036
Porto Seguro SA (Brazil)	47,262	185,040
Progressive Corp. (The)	86,680	10,073,083
Prudential PLC (Hong Kong)	30,547	298,983
RLI Corp.	6,906	707,036

A4

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Insurance (cont’d.)
Sanlam Ltd. (South Africa)	63,130	$178,566
Tokio Marine Holdings, Inc. (Japan)	36,900	655,828
Travelers Cos., Inc. (The)	14,014	2,146,945
		30,898,977
Interactive Media & Services — 0.7%
Alphabet, Inc. (Class C Stock)*	66,712	6,414,359
Bumble, Inc. (Class A Stock)*(a)	34,696	745,617
IAC, Inc.*	11,092	614,275
Kanzhun Ltd. (China), ADR*(a)	7,805	131,748
Meta Platforms, Inc. (Class A Stock)*	55,283	7,500,797
NAVER Corp. (South Korea)	1,664	221,672
Tencent Holdings Ltd. (China)	84,000	2,837,211
		18,465,679
Internet & Direct Marketing Retail — 1.0%
Alibaba Group Holding Ltd. (China)*	102,572	1,023,601
Amazon.com, Inc.*	197,345	22,299,985
Delivery Hero SE (South Korea), 144A*	9,395	343,173
JD.com, Inc. (China) (Class A Stock)	25,958	654,873
Meituan (China) (Class B Stock), 144A*	46,800	983,570
MYT Holding LLC (Class B Stock)*^	93,730	115,944
		25,421,146
IT Services — 0.8%
Broadridge Financial Solutions, Inc.	3,876	559,384
Capgemini SE (France)	27,196	4,354,095
EPAM Systems, Inc.*	828	299,893
FleetCor Technologies, Inc.*	3,588	632,098
Genpact Ltd.	4,258	186,373
Global Payments, Inc.	8,814	952,353
Globant SA*(a)	4,678	875,160
Infosys Ltd. (India)	43,443	744,713
International Business Machines Corp.	7,429	882,639
Jack Henry & Associates, Inc.	2,909	530,223
Mastercard, Inc. (Class A Stock)	31,102	8,843,543
MongoDB, Inc.*(a)	2,521	500,570
SS&C Technologies Holdings, Inc.	12,850	613,587
WEX, Inc.*	6,039	766,591
		20,741,222
Leisure Products — 0.0%
Brunswick Corp.	11,672	763,932
Life Sciences Tools & Services — 0.2%
Lonza Group AG (Switzerland)	1,384	673,857
Mettler-Toledo International, Inc.*	738	800,081
Pharmaron Beijing Co. Ltd. (China) (Class H Stock), 144A	26,250	126,989
Syneos Health, Inc.*	12,423	585,744
Thermo Fisher Scientific, Inc.	2,468	1,251,745
West Pharmaceutical Services, Inc.	2,723	670,076
Wuxi Biologics Cayman, Inc. (China), 144A*	60,000	357,171
		4,465,663
	Shares	Value
Common Stocks (continued)
Machinery — 1.0%
Atlas Copco AB (Sweden) (Class A Stock)	75,295	$699,819
Deere & Co.	16,928	5,652,090
Douglas Dynamics, Inc.	12,851	360,085
Dover Corp.	10,236	1,193,313
FANUC Corp. (Japan)	14,100	1,979,842
Han’s Laser Technology Industry Group Co. Ltd. (China) (Class A Stock)	57,100	207,578
Hillman Solutions Corp.*(a)	68,079	513,316
IDEX Corp.	3,151	629,727
Ingersoll Rand, Inc.	68,819	2,977,110
ITT, Inc.	8,702	568,589
Jiangsu Hengli Hydraulic Co. Ltd. (China) (Class A Stock)	15,700	99,087
Lincoln Electric Holdings, Inc.(a)	7,626	958,741
Middleby Corp. (The)*	4,727	605,859
Nordson Corp.	3,360	713,227
RBC Bearings, Inc.*(a)	3,668	762,247
Snap-on, Inc.	1,968	396,257
Techtronic Industries Co. Ltd. (Hong Kong)	32,500	310,119
Timken Co. (The)	7,851	463,523
Toro Co. (The)	20,398	1,764,019
Volvo AB (Sweden) (Class B Stock)	331,634	4,692,943
		25,547,491
Media — 0.2%
Charter Communications, Inc. (Class A Stock)*(a)	9,742	2,955,235
DISH Network Corp. (Class A Stock)*(a)	2,812	38,890
Liberty Broadband Corp. (Class C Stock)*	9,361	690,842
Liberty Media Corp.-Liberty SiriusXM (Class C Stock)*	24,234	913,864
Nexstar Media Group, Inc.(a)	2,473	412,620
Trade Desk, Inc. (The) (Class A Stock)*	11,493	686,707
		5,698,158
Metals & Mining — 0.2%
Anglo American PLC (South Africa)	27,313	820,095
AngloGold Ashanti Ltd. (Tanzania)	5,718	78,112
AngloGold Ashanti Ltd. (Tanzania), ADR	1,402	19,376
Baoshan Iron & Steel Co. Ltd. (China) (Class A Stock)	294,200	216,131
BHP Group Ltd. (Australia)	50,406	1,252,999
Freeport-McMoRan, Inc.	24,557	671,143
Rio Tinto PLC (Australia)	43,840	2,372,002
Severstal PAO (Russia), GDR^	17,534	2
Zijin Mining Group Co. Ltd. (China) (Class H Stock)	210,000	203,263
		5,633,123
Multiline Retail — 0.2%
Dollar General Corp.	2,691	645,463

A5

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Multiline Retail (cont’d.)
Target Corp.	20,944	$3,107,880
		3,753,343
Oil, Gas & Consumable Fuels — 1.2%
BP PLC (United Kingdom)	744,247	3,556,303
Cheniere Energy, Inc.	8,029	1,332,091
Chesapeake Energy Corp.	42	3,957
Chevron Corp.	53,089	7,627,297
ConocoPhillips	55,156	5,644,665
Coterra Energy, Inc.	48,992	1,279,671
Diamondback Energy, Inc.	5,227	629,644
EOG Resources, Inc.	18,038	2,015,386
EP Energy Corp.*	7,216	61,336
Kinder Morgan, Inc.(a)	71,155	1,184,019
Marathon Petroleum Corp.	5,775	573,631
Petronet LNG Ltd. (India)	94,431	230,891
Phillips 66	13,432	1,084,231
PTT Exploration & Production PCL (Thailand)	66,300	282,717
Reliance Industries Ltd. (India)	25,978	753,936
Shell PLC (Netherlands)	83,835	2,079,773
S-Oil Corp. (South Korea)	3,652	206,582
Thai Oil PCL (Thailand)	281,985	382,223
TotalEnergies SE (France)(a)	25,222	1,183,280
Williams Cos., Inc. (The)	38,004	1,088,054
Woodside Energy Group Ltd. (Australia)	25,499	520,983
		31,720,670
Paper & Forest Products — 0.0%
Suzano SA (Brazil)	25,821	213,821
Personal Products — 0.1%
BellRing Brands, Inc.*(a)	18,209	375,288
Estee Lauder Cos., Inc. (The) (Class A Stock)	4,396	949,096
Hindustan Unilever Ltd. (India)	16,805	554,217
LG H&H Co. Ltd. (South Korea)	310	135,879
L’Oreal SA (France)	3,233	1,033,726
		3,048,206
Pharmaceuticals — 1.1%
AstraZeneca PLC (United Kingdom)	5,787	636,162
Bristol-Myers Squibb Co.	150,879	10,725,988
Catalent, Inc.*(a)	20,669	1,495,609
Eli Lilly & Co.	4,112	1,329,615
Jazz Pharmaceuticals PLC*	7,693	1,025,400
Johnson & Johnson	11,421	1,865,734
Merck & Co., Inc.	10,483	902,796
Novo Nordisk A/S (Denmark) (Class B Stock)	67,349	6,709,160
Organon & Co.	10,093	236,176
Roche Holding AG	4,521	1,471,734
Royalty Pharma PLC (Class A Stock)	27,954	1,123,192
		27,521,566
Professional Services — 0.1%
Equifax, Inc.	3,881	665,320
	Shares	Value
Common Stocks (continued)
Professional Services (cont’d.)
First Advantage Corp.*	30,383	$389,814
Leidos Holdings, Inc.	7,558	661,098
RELX PLC (United Kingdom)	44,174	1,076,625
TransUnion	11,085	659,447
		3,452,304
Real Estate Management & Development — 0.1%
CBRE Group, Inc. (Class A Stock)*	12,484	842,795
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (China) (Class A Stock)	23,324	53,368
China Resources Land Ltd. (China)	60,000	235,013
Cushman & Wakefield PLC*(a)	44,431	508,735
Shanghai SMI Holding Co. Ltd. (China) (Class A Stock)	3,900	2,014
Shenzhen New Nanshan Holding Group Co. Ltd. (China) (Class A Stock)	20,522	9,835
		1,651,760
Road & Rail — 0.5%
Canadian National Railway Co. (Canada)	13,200	1,425,545
Knight-Swift Transportation Holdings, Inc.(a)	12,474	610,353
Landstar System, Inc.	5,075	732,678
Localiza Rent a Car SA (Brazil)	27,716	312,954
Lyft, Inc. (Class A Stock)*(a)	19,758	260,213
Norfolk Southern Corp.	18,536	3,886,072
Old Dominion Freight Line, Inc.	2,215	551,025
Uber Technologies, Inc.*	146,916	3,893,274
		11,672,114
Semiconductors & Semiconductor Equipment — 1.6%
Advanced Micro Devices, Inc.*	19,659	1,245,594
Allegro MicroSystems, Inc. (Japan)*	21,563	471,152
Analog Devices, Inc.	41,880	5,835,559
ASML Holding NV (Netherlands)	11,375	4,712,424
ASPEED Technology, Inc. (Taiwan)	4,000	220,150
Entegris, Inc.	13,161	1,092,626
Global Unichip Corp. (Taiwan)	18,000	331,024
Lam Research Corp.	2,148	786,168
Marvell Technology, Inc.	17,823	764,785
NVIDIA Corp.	12,403	1,505,600
NXP Semiconductors NV (China)	61,386	9,055,049
Power Integrations, Inc.(a)	12,395	797,247
QUALCOMM, Inc.	13,975	1,578,896
Realtek Semiconductor Corp. (Taiwan)	20,000	168,842
Silergy Corp. (China)	15,000	195,629
SK Hynix, Inc. (South Korea)	10,269	587,389
SolarEdge Technologies, Inc.*	3,894	901,305
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	248,000	3,287,337
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	58,150	3,986,764
Teradyne, Inc.	4,951	372,068
Texas Instruments, Inc.	8,885	1,375,220

A6

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Tokyo Electron Ltd. (Japan)	8,700	$2,143,636
Wolfspeed, Inc.*(a)	8,656	894,684
Xinyi Solar Holdings Ltd. (China)	198,000	207,927
		42,517,075
Software — 1.8%
Atlassian Corp. PLC (Class A Stock)*	3,538	745,067
Black Knight, Inc.*	10,638	688,598
Clearwater Analytics Holdings, Inc. (Class A Stock)*(a)	31,870	535,097
Confluent, Inc. (Class A Stock)*(a)	31,672	752,844
Crowdstrike Holdings, Inc. (Class A Stock)*	4,700	774,607
Envestnet, Inc.*	8,686	385,658
Guidewire Software, Inc.*	9,236	568,753
HubSpot, Inc.*	1,943	524,843
Intuit, Inc.	15,965	6,183,564
Kingdee International Software Group Co. Ltd. (China)*	118,000	153,796
Manhattan Associates, Inc.*	5,041	670,604
Microsoft Corp.	115,229	26,836,834
nCino, Inc.*(a)	14,363	489,922
Palo Alto Networks, Inc.*	11,144	1,825,276
Q2 Holdings, Inc.*	17,050	549,010
ServiceNow, Inc.*	3,107	1,173,234
Synopsys, Inc.*	4,435	1,354,937
Tyler Technologies, Inc.*	2,258	784,655
Zoom Video Communications, Inc. (Class A Stock)*(a)	13,406	986,548
Zscaler, Inc.*(a)	3,727	612,607
		46,596,454
Specialty Retail — 0.6%
AutoZone, Inc.*	769	1,647,144
Bath & Body Works, Inc.	18,034	587,908
Best Buy Co., Inc.(a)	6,924	438,566
Burlington Stores, Inc.*	10,897	1,219,265
CarMax, Inc.*(a)	8,493	560,708
Claire’s Private Placement*^	406	121,800
Dick’s Sporting Goods, Inc.(a)	8,214	859,513
Gap, Inc. (The)	30,943	254,042
Home Depot, Inc. (The)	1,707	471,030
Lojas Renner SA (Brazil)	88,712	459,154
Lowe’s Cos., Inc.	6,061	1,138,317
Murphy USA, Inc.	2,690	739,508
National Vision Holdings, Inc.*(a)	12,389	404,501
Ross Stores, Inc.	54,575	4,599,035
Tractor Supply Co.	5,094	946,873
		14,447,364
Technology Hardware, Storage & Peripherals — 0.7%
Advantech Co. Ltd. (Taiwan)	23,198	213,688
Apple, Inc.	88,408	12,217,986
Goodman Networks, Inc.*^	3,993	—
Samsung Electronics Co. Ltd. (South Korea)	73,616	2,703,124
	Shares	Value
Common Stocks (continued)
Technology Hardware, Storage & Peripherals (cont’d.)
Samsung Electronics Co. Ltd. (South Korea), GDR	846	$769,144
Seagate Technology Holdings PLC(a)	28,371	1,510,188
		17,414,130
Textiles, Apparel & Luxury Goods — 0.7%
adidas AG (Germany)	4,332	498,012
Carter’s, Inc.(a)	4,954	324,636
Columbia Sportswear Co.(a)	11,100	747,030
Eclat Textile Co. Ltd. (Taiwan)	16,000	196,444
LVMH Moet Hennessy Louis Vuitton SE (France)	18,434	10,868,222
NIKE, Inc. (Class B Stock)	50,040	4,159,325
Ralph Lauren Corp.(a)	7,757	658,802
Shenzhou International Group Holdings Ltd. (China)	21,500	166,013
		17,618,484
Tobacco — 0.0%
Philip Morris International, Inc.	10,844	900,160
Trading Companies & Distributors — 0.0%
Ferguson PLC	7,639	792,388
Transportation Infrastructure — 0.0%
Grupo Aeroportuario del Pacifico SAB de CV (Mexico) (Class B Stock)	31,018	392,740
Grupo Aeroportuario del Sureste SAB de CV (Mexico) (Class B Stock)	19,229	378,097
		770,837
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc.*	37,610	5,046,134
Vodacom Group Ltd. (South Africa)	24,048	161,581
		5,207,715

Total Common Stocks (cost $857,418,484)		718,591,983
Preferred Stocks — 0.2%
Automobiles — 0.1%
Volkswagen AG (Germany) (PRFC)	20,704	2,529,863
Metals & Mining — 0.0%
Gerdau SA (Brazil) (PRFC)	43,780	198,353
Oil, Gas & Consumable Fuels — 0.1%
Petroleo Brasileiro SA (Brazil) (PRFC)	147,135	817,182
Specialty Retail — 0.0%
Claire’s Stores, Inc., CVT*^	298	625,800
Technology Hardware, Storage & Peripherals — 0.0%
Goodman Networks, Inc.*^	4,751	47

Total Preferred Stocks (cost $5,047,413)		4,171,245

A7

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Units	Value
Rights* — 0.0%
Road & Rail
Localiza Rent a Car SA (Brazil)	85	$169
(cost $0)
Warrants* — 0.0%
Machinery — 0.0%
Jiangsu Hengli Hydraulic Co. Ltd. (China), expiring 12/15/22	8,866	56,388
Multiline Retail — 0.0%
Neiman Marcus Group Ltd. LLC/Neiman Marcus Group LLC/Mariposa Borrower/NMG, expiring 09/24/27^	693	29,452
Oil, Gas & Consumable Fuels — 0.0%
Chesapeake Energy Corp., expiring 02/09/26	80	5,881

Total Warrants (cost $112,666)		91,721

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 0.5%
Automobiles — 0.4%
Santander Drive Auto Receivables Trust,
Series 2020-03, Class D
1.640%	11/16/26	5,400	5,226,217
Santander Revolving Auto Loan Trust,
Series 2019-A, Class A, 144A
2.510%	01/26/32	2,290	2,154,171
Series 2019-A, Class D, 144A
3.450%	01/26/32	1,715	1,589,996
			8,970,384
Home Equity Loans — 0.0%
GSAA Home Equity Trust,
Series 2007-04, Class A1, 1 Month LIBOR + 0.200% (Cap N/A, Floor 0.200%)
3.284%(c)	03/25/37	16	4,989
Series 2007-07, Class 1A2, 1 Month LIBOR + 0.360% (Cap N/A, Floor 0.360%)
3.444%(c)	07/25/37	12	11,394
Nomura Home Equity Loan, Inc. Home Equity Loan Trust,
Series 2006-HE01, Class M1, 1 Month LIBOR + 0.615% (Cap N/A, Floor 0.615%)
3.699%(c)	02/25/36	4	3,672
Option One Mortgage Loan Trust,
Series 2005-03, Class M2, 1 Month LIBOR + 0.735% (Cap N/A, Floor 0.735%)
3.819%(c)	08/25/35	6	6,236
Residential Asset Securities Trust,
Series 2005-KS02, Class M1, 1 Month LIBOR + 0.430% (Cap N/A, Floor 0.645%)
3.729%(c)	03/25/35	2	2,391
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Home Equity Loans (cont’d.)
Structured Asset Securities Corp. Pass-Through Certificates,
Series 2002-AL01, Class A2
3.450%	02/25/32	11	$10,126
			38,808
Other — 0.0%
CF Hippolyta Issuer LLC,
Series 2021-01A, Class B1, 144A
1.980%	03/15/61	598	502,697
Residential Mortgage-Backed Securities — 0.0%
Ownit Mortgage Loan Trust,
Series 2006-01, Class AV, 1 Month LIBOR + 0.460% (Cap N/A, Floor 0.460%)
3.544%(c)	12/25/35	5	4,929
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2006-BC05, Class A4, 1 Month LIBOR + 0.340% (Cap N/A, Floor 0.340%)
3.424%(c)	12/25/36	11	10,569
Series 2007-WF01, Class A4, 1 Month LIBOR + 0.400% (Cap N/A, Floor 0.400%)
3.484%(c)	02/25/37	1	784
			16,282
Student Loans — 0.1%
Edsouth Indenture No. 05 LLC,
Series 2014-01, Class A, 144A, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.000%)
3.784%(c)	02/25/39	580	570,725
Edsouth Indenture No. 06 LLC,
Series 2014-02, Class A, 144A, 1 Month LIBOR + 0.680% (Cap N/A, Floor 0.680%)
3.764%(c)	05/25/39	900	880,094
Edsouth Indenture No. 10 LLC,
Series 2015-02, Class A, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
4.084%(c)	12/25/56	503	503,271
South Carolina Student Loan Corp.,
Series 2014-01, Class A1, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
3.123%(c)	05/01/30	281	281,204
			2,235,294

Total Asset-Backed Securities (cost $12,217,851)			11,763,465
Commercial Mortgage-Backed Securities — 0.9%
BANK,
Series 2017-BNK06, Class A4
3.254%	07/15/60	1,560	1,426,737
Benchmark Mortgage Trust,
Series 2018-B03, Class A5
4.025%	04/10/51	1,584	1,485,090
Citigroup Commercial Mortgage Trust,
Series 2021-PRM02, Class A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)
3.768%(c)	10/15/36	4,180	4,040,938
A8

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Commercial Mortgage Trust,
Series 2017-COR02, Class C
4.741%(cc)	09/10/50	650	$573,560
CSAIL Commercial Mortgage Trust,
Series 2018-CX11, Class A4
3.766%	04/15/51	3,790	3,528,254
DOLP Trust,
Series 2021-NYC, Class A, 144A
2.956%	05/10/41	2,580	2,070,108
Fannie Mae-Aces,
Series 2020-M50, Class A1
0.670%	10/25/30	43	38,440
Series 2020-M50, Class X1, IO
1.999%(cc)	10/25/30	400	35,273
FREMF Mortgage Trust,
Series 2015-K45, Class C, 144A
3.734%(cc)	04/25/48	1,810	1,724,273
Series 2015-K48, Class B, 144A
3.770%(cc)	08/25/48	985	931,752
Series 2018-K80, Class C, 144A
4.375%(cc)	08/25/50	3,000	2,749,105
MHC Commercial Mortgage Trust,
Series 2021-MHC, Class A, 144A, 1 Month LIBOR + 0.801% (Cap N/A, Floor 0.801%)
3.619%(c)	04/15/38	1,900	1,828,660
SREIT Trust,
Series 2021-MFP, Class A, 144A, 1 Month LIBOR + 0.731% (Cap N/A, Floor 0.731%)
3.549%(c)	11/15/38	2,140	2,041,532
Velocity Commercial Capital Loan Trust,
Series 2016-01, Class M5, 144A
8.603%(cc)	04/25/46	6	5,480
Series 2016-01, Class M7, 144A
8.603%(cc)	04/25/46	67	63,680
Series 2017-02, Class M4, 144A
5.000%(cc)	11/25/47	33	28,027
Series 2018-02, Class M2, 144A
4.510%(cc)	10/26/48	50	46,909
Series 2018-02, Class M3, 144A
4.720%(cc)	10/26/48	52	47,689
Series 2018-02, Class M4, 144A
5.320%(cc)	10/26/48	43	38,075
Series 2019-02, Class M1, 144A
3.260%(cc)	07/25/49	43	39,468
Wells Fargo Commercial Mortgage Trust,
Series 2017-RC01, Class D, 144A
3.250%	01/15/60	500	381,444

Total Commercial Mortgage-Backed Securities (cost $25,656,301)			23,124,494
Corporate Bonds — 14.8%
Aerospace & Defense — 0.3%
BAE Systems PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
3.400%	04/15/30	587	510,893
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Aerospace & Defense (cont’d.)
Boeing Co. (The),
Sr. Unsec’d. Notes
2.196%	02/04/26	1,443	$1,281,045
2.250%	06/15/26	133	117,214
3.250%	02/01/35	367	259,376
3.375%	06/15/46	26	15,708
3.450%	11/01/28	345	298,131
3.625%	03/01/48	26	16,116
3.750%	02/01/50	29	18,731
3.850%	11/01/48	13	8,415
3.950%	08/01/59	768	479,350
5.805%	05/01/50	389	338,508
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes
4.400%	06/15/28	641	604,060
4.854%	04/27/35	72	65,646
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
4.500%	05/15/36	495	455,695
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
3.250%	08/01/23	373	369,355
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes
1.900%	09/01/31	547	418,025
2.375%	03/15/32	1,085	855,114
3.125%	07/01/50	189	126,834
3.750%	11/01/46	120	90,292
4.050%	05/04/47	409	326,391
4.125%	11/16/28	1,234	1,154,658
4.800%	12/15/43	72	63,496
			7,873,053
Agriculture — 0.2%
Altria Group, Inc.,
Gtd. Notes
3.400%	02/04/41	1,441	908,540
BAT Capital Corp. (United Kingdom),
Gtd. Notes
3.557%	08/15/27	869	763,050
4.390%	08/15/37	1,864	1,331,659
BAT International Finance PLC (United Kingdom),
Gtd. Notes
4.448%	03/16/28	834	742,862
Imperial Brands Finance PLC (United Kingdom),
Gtd. Notes, 144A
3.125%	07/26/24	293	280,073
3.500%	07/26/26	520	467,134
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
2.100%	05/01/30(a)	1,298	986,019
3.875%	08/21/42	198	133,035
4.375%	11/15/41	66	48,572
			5,660,944

A9

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Airlines — 0.1%
Air Canada 2015-2 Class AA Pass-Through Trust (Canada),
Pass-Through Certificates, 144A
3.750%	06/15/29	139	$123,690
Air Canada 2017-1 Class A Pass-Through Trust (Canada),
Pass-Through Certificates, 144A
3.550%	07/15/31	183	144,622
Air Canada 2017-1 Class B Pass-Through Trust (Canada),
Pass-Through Certificates, 144A
3.700%	07/15/27	250	220,907
Air Canada 2020-2 Class B Pass-Through Trust (Canada),
Pass-Through Certificates, 144A
9.000%	04/01/27	328	325,805
American Airlines 2016-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.100%	07/15/29	375	290,686
American Airlines 2021-1 Class B Pass-Through Trust,
Pass-Through Certificates
3.950%	01/11/32	174	140,764
British Airways 2018-1 Class A Pass-Through Trust (United Kingdom),
Pass-Through Certificates, 144A
4.125%	03/20/33	186	152,899
British Airways 2018-1 Class AA Pass-Through Trust (United Kingdom),
Pass-Through Certificates, 144A
3.800%	03/20/33	36	31,841
JetBlue 2019-1 Class B Pass-Through Trust,
Pass-Through Certificates
8.000%	11/15/27	946	928,266
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.,
Sr. Sec’d. Notes, 144A
6.500%	06/20/27	15	15,027
United Airlines 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.300%	02/15/27	215	201,631
United Airlines 2014-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	10/11/27	47	42,767
United Airlines 2014-2 Class A Pass-Through Trust,
Pass-Through Certificates
3.750%	03/03/28	89	81,031
United Airlines 2016-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.875%	04/07/30	637	550,793
			3,250,729
Auto Manufacturers — 0.2%
American Honda Finance Corp.,
Sr. Unsec’d. Notes, MTN
2.050%	01/10/23	646	641,936
General Motors Co.,
Sr. Unsec’d. Notes
4.000%	04/01/25	217	209,022
5.150%	04/01/38	138	111,773
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes
2.350%	01/08/31(a)	1,320	960,185
5.650%	01/17/29	115	108,848
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Auto Manufacturers (cont’d.)
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
2.375%	02/10/23	632	$626,277
2.375%	10/15/27	146	122,256
Kia Motors Corp. (South Korea),
Sr. Unsec’d. Notes, 144A
3.250%	04/21/26	200	185,032
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN, SOFR + 0.340%
2.647%(c)	10/14/22	540	540,023
Sr. Unsec’d. Notes, MTN, SOFR + 0.280%
3.240%(c)	12/14/22	250	249,982
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
0.750%	11/23/22	445	442,785
			4,198,119
Auto Parts & Equipment — 0.0%
Lear Corp.,
Sr. Unsec’d. Notes
3.550%	01/15/52	575	339,293
Banks — 4.8%
ABN AMRO Bank NV (Netherlands),
Sub. Notes, 144A
3.324%(ff)	03/13/37	600	429,618
AIB Group PLC (Ireland),
Sr. Unsec’d. Notes, 144A, MTN
4.263%(ff)	04/10/25	401	384,213
ASB Bank Ltd. (New Zealand),
Sr. Unsec’d. Notes, 144A
3.750%	06/14/23	399	396,309
Banco Bilbao Vizcaya Argentaria SA (Spain),
Sr. Unsec’d. Notes
1.125%	09/18/25	400	352,488
Banco Santander SA (Spain),
Sr. Unsec’d. Notes
0.701%(ff)	06/30/24	1,200	1,154,419
1.722%(ff)	09/14/27	400	330,912
2.746%	05/28/25	600	548,901
5.147%	08/18/25	1,200	1,166,806
5.294%	08/18/27(a)	2,000	1,886,567
Bank of America Corp.,
Sr. Unsec’d. Notes
2.299%(ff)	07/21/32	1,648	1,233,155
2.551%(ff)	02/04/28(a)	752	654,777
2.572%(ff)	10/20/32	922	705,893
2.687%(ff)	04/22/32	635	494,816
4.827%(ff)	07/22/26	683	666,866
5.015%(ff)	07/22/33	260	241,877
Sr. Unsec’d. Notes, MTN
1.898%(ff)	07/23/31	1,663	1,238,776
1.922%(ff)	10/24/31	2,047	1,515,034
2.676%(ff)	06/19/41	658	424,194
2.884%(ff)	10/22/30	2,332	1,914,136
3.705%(ff)	04/24/28	902	820,940
3.824%(ff)	01/20/28	3,001	2,763,845

A10

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Sr. Unsec’d. Notes, Series N
1.658%(ff)	03/11/27	1,499	$1,300,433
2.651%(ff)	03/11/32	232	180,869
Bank of Ireland Group PLC (Ireland),
Sr. Unsec’d. Notes, 144A
6.253%(ff)	09/16/26	650	636,278
Bank of Montreal (Canada),
Sr. Unsec’d. Notes, MTN
4.700%	09/14/27(a)	982	949,111
Bank of Nova Scotia (The) (Canada),
Jr. Sub. Notes, Series 2
3.625%(ff)	10/27/81	354	257,763
Sub. Notes
4.588%(ff)	05/04/37	414	347,714
Banque Federative du Credit Mutuel SA (France),
Sr. Unsec’d. Notes, 144A
3.750%	07/20/23	254	252,378
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
2.852%(ff)	05/07/26	625	568,189
3.932%(ff)	05/07/25	360	345,983
5.304%(ff)	08/09/26	2,092	2,010,216
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A, MTN
3.500%	03/01/23	1,150	1,142,314
BPCE SA (France),
Sr. Unsec’d. Notes, 144A
1.652%(ff)	10/06/26	3,002	2,606,371
2.375%	01/14/25(a)	716	663,545
Sub. Notes, 144A
5.150%	07/21/24	560	546,040
Canadian Imperial Bank of Commerce (Canada),
Sr. Unsec’d. Notes
3.945%	08/04/25(a)	1,717	1,656,738
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.014%(ff)	01/25/26	1,341	1,233,757
2.572%(ff)	06/03/31	1,661	1,308,373
2.976%(ff)	11/05/30	3,583	2,943,995
3.668%(ff)	07/24/28	845	763,534
4.658%(ff)	05/24/28(a)	623	592,035
5.610%(ff)	09/29/26	1,330	1,322,661
Sub. Notes
4.125%	07/25/28(a)	307	277,385
4.600%	03/09/26	345	333,588
Commonwealth Bank of Australia (Australia),
Sub. Notes, 144A
2.688%	03/11/31	881	662,733
3.784%	03/14/32	605	481,590
Cooperatieve Rabobank UA (Netherlands),
Gtd. Notes
3.750%	07/21/26	470	436,249
Sr. Unsec’d. Notes, 144A
3.649%(ff)	04/06/28	630	571,705
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Credit Agricole SA (France),
Jr. Sub. Notes, 144A
8.125%(ff)	12/23/25(oo)	379	$363,178
Sr. Unsec’d. Notes, 144A, MTN
1.907%(ff)	06/16/26(a)	855	763,895
3.250%	10/04/24	474	454,310
3.750%	04/24/23	348	345,692
Credit Suisse AG (Switzerland),
Sr. Unsec’d. Notes
5.000%	07/09/27	1,185	1,093,301
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
2.593%(ff)	09/11/25	467	424,952
3.091%(ff)	05/14/32	635	444,795
4.207%(ff)	06/12/24	1,200	1,178,309
6.442%(ff)	08/11/28	700	651,735
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 1.200%
4.470%(c)	12/14/23	250	248,625
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes, 144A
1.171%(ff)	12/08/23	200	198,423
1.621%(ff)	09/11/26	275	237,801
4.298%(ff)	04/01/28	641	572,577
5.375%	01/12/24	328	326,449
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
2.129%(ff)	11/24/26	640	543,373
2.222%(ff)	09/18/24	647	615,865
2.311%(ff)	11/16/27	1,624	1,314,293
DNB Bank ASA (Norway),
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.620%
3.720%(c)	12/02/22	750	749,730
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
1.431%(ff)	03/09/27	583	501,789
1.542%(ff)	09/10/27	4,665	3,946,262
1.757%(ff)	01/24/25	1,033	981,906
1.948%(ff)	10/21/27	594	507,556
2.640%(ff)	02/24/28	824	715,765
3.615%(ff)	03/15/28	1,577	1,435,093
4.017%(ff)	10/31/38	1,131	896,864
4.482%(ff)	08/23/28	1,204	1,130,916
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
0.732%(ff)	08/17/24	245	233,528
0.976%(ff)	05/24/25	520	478,641
1.645%(ff)	04/18/26	984	874,278
2.206%(ff)	08/17/29	1,492	1,161,280
2.251%(ff)	11/22/27	839	709,212
2.999%(ff)	03/10/26	819	756,845
3.803%(ff)	03/11/25	325	314,437
4.041%(ff)	03/13/28	777	702,028
4.292%(ff)	09/12/26	516	486,002
4.755%(ff)	06/09/28	915	840,121
5.210%(ff)	08/11/28	1,315	1,228,168
5.402%(ff)	08/11/33(a)	543	480,467

A11

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Intesa Sanpaolo SpA (Italy),
Sub. Notes, 144A
4.198%(ff)	06/01/32	200	$135,700
4.950%(ff)	06/01/42	517	305,480
KeyBank NA,
Sr. Unsec’d. Notes
0.423%(ff)	01/03/24	1,160	1,144,742
Macquarie Group Ltd. (Australia),
Sr. Unsec’d. Notes, 144A
1.340%(ff)	01/12/27	435	371,776
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 1.350%
4.978%(c)	03/27/24	165	165,018
Sr. Unsec’d. Notes, 144A, MTN
1.935%(ff)	04/14/28	486	404,123
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
0.848%(ff)	09/15/24	450	428,921
1.538%(ff)	07/20/27(a)	1,277	1,088,195
5.017%(ff)	07/20/28	1,311	1,258,623
Mizuho Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
2.226%(ff)	05/25/26	536	486,555
Morgan Stanley,
Sr. Unsec’d. Notes
1.593%(ff)	05/04/27	1,919	1,657,906
3.737%(ff)	04/24/24	307	303,772
4.210%(ff)	04/20/28(a)	1,140	1,066,310
Sr. Unsec’d. Notes, SOFR + 0.625%
3.129%(c)	01/24/25	1,947	1,909,194
Sr. Unsec’d. Notes, GMTN
2.239%(ff)	07/21/32	269	202,274
2.699%(ff)	01/22/31	2,104	1,703,316
Sr. Unsec’d. Notes, MTN
1.164%(ff)	10/21/25	880	801,935
1.794%(ff)	02/13/32	1,003	733,335
1.928%(ff)	04/28/32	303	222,807
2.511%(ff)	10/20/32	351	268,668
2.802%(ff)	01/25/52	471	283,961
Sub. Notes
2.484%(ff)	09/16/36	986	706,538
National Australia Bank Ltd. (Australia),
Sub. Notes, 144A, MTN
2.332%	08/21/30	705	526,418
3.933%(ff)	08/02/34	500	423,196
National Bank of Canada (Canada),
Sr. Unsec’d. Notes, 144A
2.150%	10/07/22	906	905,865
NatWest Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.269%(ff)	03/22/25	2,086	2,027,709
NatWest Markets PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
2.375%	05/21/23(a)	1,341	1,313,119
Nordea Bank Abp (Finland),
Sr. Unsec’d. Notes, 144A
4.750%	09/22/25	1,700	1,672,392
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Sub. Notes, 144A
4.625%(ff)	09/13/33	943	$861,915
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
1.089%(ff)	03/15/25	3,239	2,995,930
Skandinaviska Enskilda Banken AB (Sweden),
Sr. Unsec’d. Notes, 144A
2.200%	12/12/22	200	199,357
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A
1.488%(ff)	12/14/26	855	725,671
2.625%	10/16/24(a)	380	357,610
2.797%(ff)	01/19/28	2,735	2,309,827
Sr. Unsec’d. Notes, 144A, MTN
1.792%(ff)	06/09/27(a)	1,022	850,741
Standard Chartered PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
1.319%(ff)	10/14/23	540	539,273
2.819%(ff)	01/30/26	1,211	1,113,806
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
3.040%	07/16/29	265	223,121
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, MTN
4.693%	09/15/27(a)	2,028	1,959,677
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
1.364%(ff)	01/30/27	2,234	1,908,110
2.746%(ff)	02/11/33	660	490,228
4.125%	09/24/25	445	426,607
4.488%(ff)	05/12/26	460	442,720
4.490%(ff)	08/05/25(a)	2,967	2,899,701
4.703%(ff)	08/05/27	1,050	996,215
UniCredit SpA (Italy),
Sr. Unsec’d. Notes, 144A
1.982%(ff)	06/03/27	520	426,049
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
0.805%(ff)	05/19/25	1,717	1,591,610
1.654%(ff)	06/02/24	338	330,012
2.393%(ff)	06/02/28	1,822	1,562,177
2.406%(ff)	10/30/25(a)	975	911,119
3.350%(ff)	03/02/33	800	650,199
3.526%(ff)	03/24/28	1,003	910,266
3.584%(ff)	05/22/28	598	540,901
4.808%(ff)	07/25/28	2,007	1,917,533
4.897%(ff)	07/25/33	905	832,487
Westpac Banking Corp. (Australia),
Sub. Notes
2.668%(ff)	11/15/35	421	309,461
3.020%(ff)	11/18/36	563	412,239
4.110%(ff)	07/24/34	268	228,181
5.405%(ff)	08/10/33(a)	884	794,182
			125,859,323

A12

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Beverages — 0.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36	1,728	$1,557,870
4.900%	02/01/46	1,308	1,133,629
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
4.000%	01/17/43	245	188,745
4.700%	02/01/36	278	250,386
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.375%	04/15/38	523	447,073
4.500%	06/01/50(a)	402	330,543
Coca-Cola Co. (The),
Sr. Unsec’d. Notes
1.375%	03/15/31	529	403,891
2.600%	06/01/50	346	222,552
3.000%	03/05/51	348	243,190
Constellation Brands, Inc.,
Gtd. Notes
3.150%	08/01/29	946	814,169
Fomento Economico Mexicano SAB de CV (Mexico),
Sr. Unsec’d. Notes
3.500%	01/16/50	266	182,210
Keurig Dr. Pepper, Inc.,
Gtd. Notes
3.200%	05/01/30	916	781,666
Pernod Ricard International Finance LLC,
Gtd. Notes, 144A
1.625%	04/01/31	689	517,927
			7,073,851
Biotechnology — 0.2%
Amgen, Inc.,
Sr. Unsec’d. Notes
2.450%	02/21/30(a)	455	375,571
2.800%	08/15/41	711	486,880
3.000%	01/15/52	382	241,145
3.150%	02/21/40	458	330,267
4.200%	03/01/33	572	518,252
4.200%	02/22/52	307	241,337
Biogen, Inc.,
Sr. Unsec’d. Notes
2.250%	05/01/30	159	125,680
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
2.600%	10/01/40	581	385,378
Regeneron Pharmaceuticals, Inc.,
Sr. Unsec’d. Notes
1.750%	09/15/30	1,730	1,309,309
Royalty Pharma PLC,
Gtd. Notes
3.350%	09/02/51	543	327,848
			4,341,667
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Building Materials — 0.0%
Mohawk Industries, Inc.,
Sr. Unsec’d. Notes
3.850%	02/01/23	447	$446,828
Chemicals — 0.1%
Albemarle Corp.,
Sr. Unsec’d. Notes
5.050%	06/01/32	140	129,929
Celanese US Holdings LLC,
Gtd. Notes
6.050%	03/15/25	376	367,383
CF Industries, Inc.,
Gtd. Notes
5.150%	03/15/34	840	760,455
5.375%	03/15/44	80	67,892
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP,
Sr. Unsec’d. Notes, 144A
3.300%	05/01/23	900	892,672
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes
4.493%	11/15/25	371	364,930
Mosaic Co. (The),
Sr. Unsec’d. Notes
4.050%	11/15/27	162	151,216
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes
2.200%	03/15/32(a)	620	469,288
			3,203,765
Commercial Services — 0.2%
DP World Crescent Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
3.750%	01/30/30	470	421,032
Global Payments, Inc.,
Sr. Unsec’d. Notes
2.900%	05/15/30	1,081	865,092
3.200%	08/15/29	691	576,415
Moody’s Corp.,
Sr. Unsec’d. Notes
2.550%	08/18/60	428	231,033
S&P Global, Inc.,
Gtd. Notes, 144A
2.900%	03/01/32(a)	699	584,010
4.250%	05/01/29	399	375,176
Triton Container International Ltd. (Bermuda),
Gtd. Notes, 144A
1.150%	06/07/24	791	725,149
Trustees of Boston University,
Sec’d. Notes, Series EE
3.173%	10/01/50	330	229,018
University of Chicago (The),
Unsec’d. Notes
3.000%	10/01/52	512	365,866
5.420%	10/01/30	145	148,833

A13

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
University of Miami,
Sr. Unsec’d. Notes, Series 2022
4.063%	04/01/52	290	$235,017
			4,756,641
Computers — 0.2%
Apple, Inc.,
Sr. Unsec’d. Notes
2.375%	02/08/41	243	168,619
2.650%	05/11/50	846	558,685
2.700%	08/05/51	432	284,725
2.800%	02/08/61	688	431,148
2.850%	08/05/61	181	114,270
2.950%	09/11/49	126	88,938
3.350%	08/08/32(a)	717	637,956
3.950%	08/08/52	372	310,147
Dell International LLC/EMC Corp.,
Gtd. Notes, 144A
3.375%	12/15/41	261	161,238
Sr. Unsec’d. Notes
5.300%	10/01/29	1,694	1,578,232
Leidos, Inc.,
Gtd. Notes
2.300%	02/15/31	624	459,876
			4,793,834
Cosmetics/Personal Care — 0.0%
GSK Consumer Healthcare Capital US LLC,
Gtd. Notes, 144A
3.375%	03/24/27	573	520,700
High Ridge Brands Co.,
Sr. Unsec’d. Notes, 144A
8.875%	03/15/25^(d)	22	—
			520,700
Diversified Financial Services — 0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
1.650%	10/29/24	540	492,455
2.450%	10/29/26	413	348,510
3.000%	10/29/28	1,593	1,276,200
3.875%	01/23/28	220	191,055
4.875%	01/16/24	300	295,242
Air Lease Corp.,
Sr. Unsec’d. Notes, GMTN
3.750%	06/01/26	409	373,728
Sr. Unsec’d. Notes, MTN
2.875%	01/15/26	108	96,828
American Express Co.,
Sr. Unsec’d. Notes
4.420%(ff)	08/03/33(a)	483	439,591
Aviation Capital Group LLC,
Sr. Unsec’d. Notes, 144A
1.950%	01/30/26	555	466,029
5.500%	12/15/24	102	98,716
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
2.875%	02/15/25	1,625	$1,468,545
3.950%	07/01/24	460	435,370
4.250%	04/15/26	1,223	1,096,902
5.250%	05/15/24	59	57,249
Capital One Financial Corp.,
Sr. Unsec’d. Notes
2.636%(ff)	03/03/26	781	725,307
3.200%	01/30/23(a)	586	583,803
3.273%(ff)	03/01/30	1,029	863,218
GTP Acquisition Partners I LLC,
Sr. Sec’d. Notes, 144A
3.482%	06/15/50	500	472,004
Intercontinental Exchange, Inc.,
Sr. Unsec’d. Notes
4.950%	06/15/52(a)	282	249,977
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes
1.851%	07/16/25	590	532,341
Pine Street Trust I,
Sr. Unsec’d. Notes, 144A
4.572%	02/15/29	540	493,677
Visa, Inc.,
Sr. Unsec’d. Notes
2.700%	04/15/40	480	347,392
			11,404,139
Electric — 1.9%
AEP Texas, Inc.,
Sr. Unsec’d. Notes
4.700%	05/15/32	265	242,536
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes, Series N
2.750%	08/15/51	279	174,416
AES Corp. (The),
Sr. Unsec’d. Notes
1.375%	01/15/26	215	185,409
Sr. Unsec’d. Notes, 144A
3.300%	07/15/25	859	790,928
3.950%	07/15/30	376	321,972
Alexander Funding Trust,
Sr. Sec’d. Notes, 144A
1.841%	11/15/23	1,864	1,756,162
Alfa Desarrollo SpA (Chile),
Sr. Sec’d. Notes, 144A
4.550%	09/27/51	322	209,185
Ameren Corp.,
Sr. Unsec’d. Notes
1.750%	03/15/28(a)	952	787,038
American Electric Power Co., Inc.,
Sr. Unsec’d. Notes
2.300%	03/01/30	217	173,320
American Transmission Systems, Inc.,
Sr. Unsec’d. Notes, 144A
2.650%	01/15/32	486	383,492

A14

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes, 144A
4.600%	05/01/53	146	$123,833
CenterPoint Energy, Inc.,
Jr. Sub. Notes, Series A
6.125%(ff)	09/01/23(oo)	200	188,967
Sr. Unsec’d. Notes
2.650%	06/01/31	409	326,685
2.950%	03/01/30	277	232,492
Comision Federal de Electricidad (Mexico),
Gtd. Notes, 144A
4.677%	02/09/51	550	319,963
Commonwealth Edison Co.,
First Mortgage
4.700%	01/15/44	87	77,294
First Mortgage, Series 130
3.125%	03/15/51	456	310,375
Constellation Energy Generation LLC,
Sr. Unsec’d. Notes
5.600%	06/15/42	668	600,239
DTE Energy Co.,
Sr. Unsec’d. Notes, Series H
0.550%	11/01/22(a)	647	645,299
Duke Energy Carolinas LLC,
First Ref. Mortgage
4.000%	09/30/42	298	239,803
Duke Energy Florida LLC,
First Mortgage
1.750%	06/15/30	382	298,547
2.400%	12/15/31	1,376	1,092,555
3.400%	10/01/46	215	151,378
Duke Energy Indiana LLC,
First Mortgage
2.750%	04/01/50	1,109	691,044
Duke Energy Ohio, Inc.,
First Mortgage
4.300%	02/01/49	31	24,871
Duke Energy Progress LLC,
First Mortgage
2.900%	08/15/51	236	153,149
3.400%	04/01/32	276	236,983
4.000%	04/01/52	65	50,873
Duquesne Light Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
3.616%	08/01/27	197	174,088
Edison International,
Jr. Sub. Notes, Series B
5.000%(ff)	12/15/26(oo)	457	361,137
EDP Finance BV (Portugal),
Sr. Unsec’d. Notes, 144A
1.710%	01/24/28	1,662	1,349,340
Emera US Finance LP (Canada),
Gtd. Notes
2.639%	06/15/31	420	324,241
3.550%	06/15/26	542	504,255
4.750%	06/15/46	311	244,876
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Emera, Inc. (Canada),
Jr. Sub. Notes, Series 16-A
6.750%(ff)	06/15/76(a)	809	$771,009
Enel Finance International NV (Italy),
Gtd. Notes, 144A
1.875%	07/12/28	599	466,895
2.250%	07/12/31	952	660,805
4.750%	05/25/47	200	152,581
Sr. Unsec’d. Notes, 144A
4.625%	06/15/27	980	912,638
5.000%	06/15/32	515	438,037
Entergy Corp.,
Sr. Unsec’d. Notes
2.400%	06/15/31	1,653	1,263,778
Entergy Louisiana LLC,
First Mortgage
1.600%	12/15/30	370	278,330
2.350%	06/15/32	737	571,579
2.900%	03/15/51	210	133,397
4.950%	01/15/45	972	868,984
Entergy Mississippi LLC,
First Mortgage
3.500%	06/01/51	359	258,943
Entergy Texas, Inc.,
First Mortgage
1.500%	09/01/26	226	195,226
1.750%	03/15/31	229	172,651
3.450%	12/01/27	51	46,680
5.000%	09/15/52	576	515,760
Evergy, Inc.,
Sr. Unsec’d. Notes
2.900%	09/15/29	11	9,096
Eversource Energy,
Sr. Unsec’d. Notes
4.600%	07/01/27(a)	1,115	1,078,099
Exelon Corp.,
Sr. Unsec’d. Notes
4.050%	04/15/30	192	174,016
7.600%	04/01/32	56	62,315
Fells Point Funding Trust,
Sr. Unsec’d. Notes, 144A
3.046%	01/31/27	2,097	1,879,484
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.550%	04/01/49	1,028	798,452
Florida Power & Light Co.,
First Mortgage
3.800%	12/15/42	169	136,557
4.050%	06/01/42	105	87,495
Fortis, Inc. (Canada),
Sr. Unsec’d. Notes
3.055%	10/04/26	287	261,569
ITC Holdings Corp.,
Sr. Unsec’d. Notes, 144A
2.950%	05/14/30	2,821	2,319,191
4.950%	09/22/27	611	595,943

A15

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes
6.150%	06/01/37	55	$52,482
Sr. Unsec’d. Notes, 144A
2.750%	03/01/32	184	146,299
4.300%	01/15/26	192	184,138
Louisville Gas & Electric Co.,
First Mortgage
4.650%	11/15/43	31	25,942
Massachusetts Electric Co.,
Sr. Unsec’d. Notes, 144A
1.729%	11/24/30	734	542,103
Mid-Atlantic Interstate Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.100%	05/15/28	92	85,221
Monongahela Power Co.,
First Mortgage, 144A
3.550%	05/15/27	1,325	1,221,470
National Rural Utilities Cooperative Finance Corp.,
Collateral Trust Bond
1.350%	03/15/31	1,780	1,302,567
Nevada Power Co.,
General Ref. Mortgage
5.375%	09/15/40	72	67,482
New England Power Co. (United Kingdom),
Sr. Unsec’d. Notes, 144A
3.800%	12/05/47	97	73,605
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
5.000%	07/15/32(a)	359	343,163
Gtd. Notes, 3 Month LIBOR + 2.125%
5.418%(c)	06/15/67	372	313,129
Northern States Power Co.,
First Mortgage
4.500%	06/01/52	71	62,085
NRG Energy, Inc.,
Sr. Sec’d. Notes, 144A
3.750%	06/15/24	1,041	999,787
Ohio Edison Co.,
Sr. Unsec’d. Notes, 144A
5.500%	01/15/33	310	305,764
Ohio Power Co.,
Sr. Unsec’d. Notes, Series R
2.900%	10/01/51	553	347,773
Pacific Gas & Electric Co.,
First Mortgage
1.700%	11/15/23	682	650,359
2.500%	02/01/31	422	307,248
4.450%	04/15/42	320	225,439
4.500%	07/01/40	841	612,556
4.600%	06/15/43	135	95,888
PacifiCorp,
First Mortgage
2.700%	09/15/30	225	187,639
2.900%	06/15/52	687	438,710
3.300%	03/15/51	552	385,395
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
PECO Energy Co.,
First Mortgage
2.800%	06/15/50	549	$353,787
PG&E Energy Recovery Funding LLC,
Sr. Sec’d. Notes, Series A-3
2.822%	07/15/48	180	125,712
PPL Capital Funding, Inc.,
Gtd. Notes, Series A, 3 Month LIBOR + 2.665%
6.339%(c)	03/30/67	1,085	929,196
Public Service Co. of Colorado,
First Mortgage
4.300%	03/15/44	466	386,150
First Mortgage, Series 36
2.700%	01/15/51	274	174,916
First Mortgage, Series 39
4.500%	06/01/52	296	255,794
Public Service Co. of Oklahoma,
Sr. Unsec’d. Notes, Series J
2.200%	08/15/31	473	370,375
Public Service Electric & Gas Co.,
First Mortgage, MTN
2.050%	08/01/50	214	115,972
2.700%	05/01/50	132	83,188
Puget Energy, Inc.,
Sr. Sec’d. Notes
2.379%	06/15/28	382	319,870
San Diego Gas & Electric Co.,
First Mortgage
4.300%	04/01/42	47	37,856
6.000%	06/01/26	44	45,343
First Mortgage, Series UUU
3.320%	04/15/50	90	62,942
First Mortgage, Series XXX
3.000%	03/15/32	466	387,225
Sempra Energy,
Jr. Sub. Notes
4.125%(ff)	04/01/52	676	537,961
Southern California Edison Co.,
First Mortgage
3.650%	02/01/50	90	61,651
First Mortgage, Series A
4.200%	03/01/29	422	390,237
First Ref. Mortgage, Series B
3.650%	03/01/28	409	373,378
First Ref. Mortgage, Series C
3.600%	02/01/45	317	213,229
4.125%	03/01/48	207	153,810
Southern Power Co.,
Sr. Unsec’d. Notes, Series F
4.950%	12/15/46	265	222,368
Southwestern Electric Power Co.,
Sr. Unsec’d. Notes, Series J
3.900%	04/01/45	161	117,174
Tucson Electric Power Co.,
Sr. Unsec’d. Notes
1.500%	08/01/30	313	236,253

A16

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
4.850%	12/01/48	53	$45,741
Union Electric Co.,
First Mortgage
2.150%	03/15/32	599	463,752
2.950%	03/15/30	555	480,295
3.900%	04/01/52	149	117,183
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
2.450%	12/15/50	1,108	647,866
Vistra Operations Co. LLC,
Sr. Sec’d. Notes, 144A
3.550%	07/15/24	1,653	1,574,564
4.300%	07/15/29	691	589,947
4.875%	05/13/24	726	706,958
			48,413,192
Entertainment — 0.1%
Warnermedia Holdings, Inc.,
Gtd. Notes, 144A
3.755%	03/15/27	453	406,583
4.279%	03/15/32(a)	1,593	1,311,611
5.050%	03/15/42	1,142	854,781
			2,572,975
Foods — 0.1%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A
5.750%	04/01/33	965	870,630
Kraft Heinz Foods Co.,
Gtd. Notes
4.625%	10/01/39	617	508,970
Smithfield Foods, Inc.,
Sr. Unsec’d. Notes, 144A
3.000%	10/15/30	235	182,591
			1,562,191
Gas — 0.1%
Atmos Energy Corp.,
Sr. Unsec’d. Notes
5.450%	10/15/32	100	101,059
5.750%	10/15/52	480	480,307
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
3.001%	08/01/29	246	207,687
4.487%	02/15/42	37	29,677
NiSource, Inc.,
Sr. Unsec’d. Notes
1.700%	02/15/31	642	474,421
2.950%	09/01/29	313	265,034
5.800%	02/01/42	177	165,282
Southern Co. Gas Capital Corp.,
Gtd. Notes
5.150%	09/15/32	1,315	1,257,424
Gtd. Notes, Series 20-A
1.750%	01/15/31	265	196,127
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Gas (cont’d.)
Gtd. Notes, Series 21A
3.150%	09/30/51	205	$129,548
			3,306,566
Healthcare-Products — 0.0%
Abbott Laboratories,
Sr. Unsec’d. Notes
4.750%	11/30/36	113	110,384
Danaher Corp.,
Sr. Unsec’d. Notes
2.800%	12/10/51	633	403,645
Zimmer Biomet Holdings, Inc.,
Sr. Unsec’d. Notes
2.600%	11/24/31	79	61,667
4.450%	08/15/45	53	41,642
			617,338
Healthcare-Services — 0.4%
Aetna, Inc.,
Sr. Unsec’d. Notes
3.875%	08/15/47	187	137,754
4.125%	11/15/42	146	112,524
Banner Health,
Unsec’d. Notes
2.338%	01/01/30	743	609,377
Baylor Scott & White Holdings,
Unsec’d. Notes, Series 2021
1.777%	11/15/30	261	200,424
Elevance Health, Inc.,
Sr. Unsec’d. Notes
4.625%	05/15/42	52	44,963
HCA, Inc.,
Gtd. Notes
3.500%	09/01/30	471	389,200
4.125%	06/15/29	1,661	1,463,728
4.500%	02/15/27	1,018	953,059
5.375%	02/01/25	591	584,043
5.375%	09/01/26	1,292	1,252,342
5.625%	09/01/28	1,039	992,735
5.875%	02/15/26	234	230,933
5.875%	02/01/29	274	267,434
New York & Presbyterian Hospital (The),
Unsec’d. Notes
2.256%	08/01/40	215	140,154
Roche Holdings, Inc. (Switzerland),
Gtd. Notes, 144A
2.076%	12/13/31	540	432,577
2.607%	12/13/51	1,238	804,359
Stanford Health Care,
Unsec’d. Notes, Series 2020
3.310%	08/15/30	290	253,729
Sutter Health,
Unsec’d. Notes, Series 20A
2.294%	08/15/30	197	158,469

A17

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.750%	05/15/40	508	$355,397
2.900%	05/15/50	501	327,065
3.050%	05/15/41	256	186,550
3.250%	05/15/51	368	256,403
3.500%	08/15/39	466	365,887
4.625%	07/15/35	36	33,061
4.750%	05/15/52	342	305,830
West Virginia United Health System Obligated Group,
Sec’d. Notes, Series 2020
3.129%	06/01/50	292	188,074
			11,046,071
Home Builders — 0.0%
MDC Holdings, Inc.,
Gtd. Notes
2.500%	01/15/31	1,190	799,854
Insurance — 0.3%
American International Group, Inc.,
Sr. Unsec’d. Notes
4.375%	06/30/50	92	74,265
Berkshire Hathaway Finance Corp.,
Gtd. Notes
2.850%	10/15/50	338	217,772
2.875%	03/15/32	505	425,828
3.850%	03/15/52	916	703,374
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes, 144A
3.650%	04/05/27(a)	555	507,139
Great-West Lifeco Finance 2018 LP (Canada),
Gtd. Notes, 144A
4.047%	05/17/28	281	260,551
Jackson National Life Global Funding,
Sr. Sec’d. Notes, 144A, SOFR + 0.600%
2.761%(c)	01/06/23	257	256,894
MetLife, Inc.,
Sr. Unsec’d. Notes
4.125%	08/13/42	62	50,639
Metropolitan Life Global Funding I,
Sec’d. Notes, 144A
4.400%	06/30/27(a)	935	901,292
Sr. Sec’d. Notes, 144A
2.950%	04/09/30	409	347,055
Nationwide Mutual Insurance Co.,
Sub. Notes, 144A
4.350%	04/30/50	180	136,149
New York Life Global Funding,
Sec’d. Notes, 144A
1.200%	08/07/30	547	410,325
Sr. Sec’d. Notes, 144A
1.850%	08/01/31(a)	588	453,483
New York Life Insurance Co.,
Sub. Notes, 144A
3.750%	05/15/50	468	352,752
4.450%	05/15/69	149	117,665
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Insurance (cont’d.)
Northwestern Mutual Life Insurance Co. (The),
Sub. Notes, 144A
3.850%	09/30/47	92	$70,222
Protective Life Global Funding,
Sec’d. Notes, 144A
4.714%	07/06/27	957	922,595
Reliance Standard Life Global Funding II,
Sec’d. Notes, 144A
2.150%	01/21/23	206	204,248
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.375%(ff)	09/15/54	156	149,987
4.900%	09/15/44	67	59,739
			6,621,974
Internet — 0.2%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
2.100%	05/12/31	397	321,989
2.500%	06/03/50	440	274,451
2.700%	06/03/60	138	81,761
3.100%	05/12/51	348	243,126
3.600%	04/13/32(a)	819	743,831
3.875%	08/22/37	786	684,387
3.950%	04/13/52	265	217,746
4.800%	12/05/34	294	289,864
Meta Platforms, Inc.,
Sr. Unsec’d. Notes, 144A
3.850%	08/15/32	760	669,631
Netflix, Inc.,
Sr. Unsec’d. Notes
4.875%	04/15/28(a)	751	703,465
Sr. Unsec’d. Notes, 144A
4.875%	06/15/30	79	72,124
VeriSign, Inc.,
Sr. Unsec’d. Notes
2.700%	06/15/31(a)	468	365,363
			4,667,738
Investment Companies — 0.1%
Huarong Finance 2019 Co. Ltd. (China),
Gtd. Notes, EMTN
3.750%	05/29/24	490	444,626
Huarong Finance II Co. Ltd. (China),
Gtd. Notes, EMTN
4.625%	06/03/26	340	281,563
4.875%	11/22/26	200	163,225
5.500%	01/16/25	200	177,875
Temasek Financial I Ltd. (Singapore),
Gtd. Notes, 144A, MTN
2.375%	01/23/23	335	332,655
			1,399,944

A18

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Iron/Steel — 0.1%
Vale Overseas Ltd. (Brazil),
Gtd. Notes
3.750%	07/08/30	1,297	$1,044,896
Machinery-Diversified — 0.0%
Rockwell Automation, Inc.,
Sr. Unsec’d. Notes
2.800%	08/15/61	217	127,765
Media — 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
2.250%	01/15/29	931	728,706
3.500%	06/01/41	404	258,109
3.500%	03/01/42	568	359,448
3.700%	04/01/51	730	443,467
3.900%	06/01/52	558	348,156
4.908%	07/23/25	1,646	1,606,237
Comcast Corp.,
Gtd. Notes
2.450%	08/15/52	431	246,651
2.650%	02/01/30	504	421,873
2.800%	01/15/51	179	108,870
2.937%	11/01/56	1,818	1,085,327
3.250%	11/01/39	128	94,131
3.300%	02/01/27	480	446,923
3.750%	04/01/40	959	753,126
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
4.800%	02/01/35	274	241,048
Discovery Communications LLC,
Gtd. Notes
3.950%	03/20/28	1,646	1,445,323
4.000%	09/15/55	363	216,115
Paramount Global,
Jr. Sub. Notes
6.375%(ff)	03/30/62	135	116,971
Sr. Unsec’d. Notes
4.200%	05/19/32(a)	722	585,115
Time Warner Cable LLC,
Sr. Sec’d. Notes
4.500%	09/15/42	173	119,941
5.500%	09/01/41	126	99,542
5.875%	11/15/40	74	61,314
Walt Disney Co. (The),
Gtd. Notes
2.650%	01/13/31(a)	653	539,556
3.500%	05/13/40	340	262,698
3.600%	01/13/51	307	228,641
			10,817,288
Mining — 0.2%
Anglo American Capital PLC (South Africa),
Gtd. Notes, 144A
2.625%	09/10/30	200	152,537
3.625%	09/11/24	220	212,705
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Mining (cont’d.)
Corp. Nacional del Cobre de Chile (Chile),
Sr. Unsec’d. Notes
3.150%	01/14/30	470	$391,510
Freeport-McMoRan, Inc.,
Gtd. Notes
4.125%	03/01/28(a)	303	271,698
4.250%	03/01/30	422	361,762
4.625%	08/01/30	408	360,288
5.250%	09/01/29(a)	1,745	1,621,448
5.400%	11/14/34	123	109,285
Glencore Finance Canada Ltd. (Australia),
Gtd. Notes, 144A
4.250%	10/25/22	670	669,946
Glencore Funding LLC (Australia),
Gtd. Notes, 144A
2.500%	09/01/30(a)	1,031	788,904
2.625%	09/23/31	297	222,823
2.850%	04/27/31	282	218,271
4.625%	04/29/24	72	71,200
Newcrest Finance Pty Ltd. (Australia),
Gtd. Notes, 144A
3.250%	05/13/30	161	133,932
Teck Resources Ltd. (Canada),
Sr. Unsec’d. Notes
5.400%	02/01/43	178	146,910
			5,733,219
Miscellaneous Manufacturing — 0.1%
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes
4.418%	11/15/35	607	542,422
Siemens Financieringsmaatschappij NV (Germany),
Gtd. Notes, 144A
1.200%	03/11/26	1,440	1,254,658
			1,797,080
Oil & Gas — 0.5%
Aker BP ASA (Norway),
Gtd. Notes, 144A
3.100%	07/15/31	1,507	1,183,016
BP Capital Markets America, Inc.,
Gtd. Notes
2.721%	01/12/32	754	612,414
2.772%	11/10/50	1,075	666,902
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
4.375%(ff)	06/22/25(oo)	178	163,537
Chesapeake Energy Corp.,
Gtd. Notes
5.500%	09/15/26(d)	70	1,400
8.000%	02/09/26(d)	315	6,300
Chevron USA, Inc.,
Gtd. Notes
2.343%	08/12/50	655	400,476

A19

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
ConocoPhillips Co.,
Gtd. Notes, 144A
4.025%	03/15/62	351	$266,857
Continental Resources, Inc.,
Gtd. Notes, 144A
2.268%	11/15/26	502	429,016
Coterra Energy, Inc.,
Sr. Unsec’d. Notes, 144A
3.900%	05/15/27	171	158,906
Devon Energy Corp.,
Sr. Unsec’d. Notes
4.500%	01/15/30	264	241,523
5.600%	07/15/41	256	229,795
5.875%	06/15/28	1,271	1,273,427
Diamondback Energy, Inc.,
Gtd. Notes
3.500%	12/01/29	1,233	1,064,437
Eni SpA (Italy),
Sr. Unsec’d. Notes, 144A
4.250%	05/09/29(a)	400	361,532
EQT Corp.,
Sr. Unsec’d. Notes
3.900%	10/01/27	466	424,474
Equinor ASA (Norway),
Gtd. Notes
2.375%	05/22/30	66	54,713
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
3.095%	08/16/49	993	694,146
4.227%	03/19/40	164	142,568
Hess Corp.,
Sr. Unsec’d. Notes
6.000%	01/15/40	39	36,126
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
3.800%	04/01/28	141	126,241
5.125%	12/15/26	26	25,592
Ovintiv Exploration, Inc.,
Gtd. Notes
5.375%	01/01/26(a)	471	466,866
Petroleos Mexicanos (Mexico),
Gtd. Notes
6.500%	03/13/27	404	338,310
Petronas Capital Ltd. (Malaysia),
Gtd. Notes, 144A, MTN
4.550%	04/21/50	200	174,758
Phillips 66,
Gtd. Notes
2.150%	12/15/30	585	451,452
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
1.900%	08/15/30	202	154,686
Santos Finance Ltd. (Australia),
Gtd. Notes, 144A
3.649%	04/29/31	818	639,174
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Shell International Finance BV (Netherlands),
Gtd. Notes
2.750%	04/06/30(a)	747	$637,969
3.625%	08/21/42	72	55,681
4.550%	08/12/43	26	22,503
TotalEnergies Capital International SA (France),
Gtd. Notes
2.986%	06/29/41	770	553,608
3.127%	05/29/50	220	151,647
			12,210,052
Oil & Gas Services — 0.0%
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A
3.900%	05/17/28	391	353,494
Pharmaceuticals — 0.5%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.050%	11/21/39	1,811	1,466,636
4.250%	11/21/49	879	705,323
4.450%	05/14/46	372	303,834
4.500%	05/14/35	138	123,125
4.750%	03/15/45	77	66,019
AstraZeneca PLC (United Kingdom),
Sr. Unsec’d. Notes
1.375%	08/06/30(a)	509	393,418
4.000%	09/18/42(a)	338	282,588
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
2.350%	11/13/40	434	289,918
2.550%	11/13/50	1,126	695,937
3.700%	03/15/52	441	338,540
Cigna Corp.,
Sr. Unsec’d. Notes
3.400%	03/15/50	325	220,505
CVS Health Corp.,
Sr. Unsec’d. Notes
2.700%	08/21/40	957	625,621
3.250%	08/15/29	47	41,143
4.780%	03/25/38	351	307,626
5.050%	03/25/48	350	308,117
5.125%	07/20/45	268	234,556
CVS Pass-Through Trust,
Pass-Through Certificates, 144A
4.704%	01/10/36	542	495,092
Eli Lilly & Co.,
Sr. Unsec’d. Notes
2.250%	05/15/50	369	228,933
Merck & Co., Inc.,
Sr. Unsec’d. Notes
2.150%	12/10/31	46	36,995
2.750%	12/10/51	1,427	928,464
Pfizer, Inc.,
Sr. Unsec’d. Notes
3.450%	03/15/29	753	693,636

A20

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
Takeda Pharmaceutical Co. Ltd. (Japan),
Sr. Unsec’d. Notes
2.050%	03/31/30	2,657	$2,100,800
5.000%	11/26/28	448	433,117
Zoetis, Inc.,
Sr. Unsec’d. Notes
2.000%	05/15/30(a)	973	771,911
4.700%	02/01/43	335	293,847
			12,385,701
Pipelines — 0.7%
Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates),
Sr. Sec’d. Notes, 144A
4.600%	11/02/47	430	380,362
Cheniere Corpus Christi Holdings LLC,
Sr. Sec’d. Notes
5.125%	06/30/27	2,006	1,944,581
Cheniere Energy Partners LP,
Gtd. Notes
3.250%	01/31/32(a)	547	420,167
4.500%	10/01/29	179	158,046
Columbia Pipeline Group, Inc.,
Gtd. Notes
5.800%	06/01/45	256	236,885
Enbridge, Inc. (Canada),
Gtd. Notes, SOFR Index + 0.630%
3.304%(c)	02/16/24	494	488,482
Energy Transfer LP,
Sr. Unsec’d. Notes
2.900%	05/15/25	1,184	1,103,485
3.750%	05/15/30(a)	537	455,831
4.150%	09/15/29	514	448,929
4.250%	04/01/24	256	250,642
5.150%	03/15/45	192	151,956
Sr. Unsec’d. Notes, Series 20Y
5.800%	06/15/38	435	381,680
Enterprise Products Operating LLC,
Gtd. Notes
3.200%	02/15/52	161	103,007
3.300%	02/15/53	379	248,032
Flex Intermediate Holdco LLC,
Sr. Sec’d. Notes, 144A
3.363%	06/30/31	453	351,950
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates),
Sr. Sec’d. Notes, 144A
2.625%	03/31/36	400	308,450
Gray Oak Pipeline LLC,
Sr. Unsec’d. Notes, 144A
2.000%	09/15/23	108	104,301
Kinder Morgan, Inc.,
Gtd. Notes
2.000%	02/15/31(a)	558	417,304
3.250%	08/01/50	187	117,239
3.600%	02/15/51	607	401,300
4.800%	02/01/33(a)	1,392	1,248,944
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
MPLX LP,
Jr. Sub. Notes, Series B
6.875%(ff)	02/15/23(oo)	339	$332,653
Sr. Unsec’d. Notes
1.750%	03/01/26	833	730,002
5.500%	02/15/49	258	219,877
Northern Natural Gas Co.,
Sr. Unsec’d. Notes, 144A
3.400%	10/16/51	300	197,728
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.850%	10/15/23	460	453,393
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
4.200%	03/15/28	890	812,567
4.500%	05/15/30(a)	1,408	1,283,063
5.000%	03/15/27	732	703,036
5.625%	04/15/23	275	275,519
TC PipeLines LP,
Sr. Unsec’d. Notes
4.375%	03/13/25	128	124,959
Tennessee Gas Pipeline Co. LLC,
Gtd. Notes, 144A
2.900%	03/01/30	228	187,216
Texas Eastern Transmission LP,
Sr. Unsec’d. Notes, 144A
2.800%	10/15/22	89	88,897
TransCanada PipeLines Ltd. (Canada),
Sr. Unsec’d. Notes
2.500%	10/12/31	435	335,332
4.625%	03/01/34	1,174	1,027,110
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
2.600%	03/15/31	1,394	1,094,527
4.000%	09/15/25	422	406,555
			17,994,007
Real Estate Investment Trusts (REITs) — 0.3%
American Tower Corp.,
Sr. Unsec’d. Notes
2.750%	01/15/27(a)	769	679,608
3.375%	05/15/24	281	273,610
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
2.250%	04/01/28(a)	281	227,450
Corporate Office Properties LP,
Gtd. Notes
2.750%	04/15/31	483	357,505
Duke Realty LP,
Sr. Unsec’d. Notes
1.750%	07/01/30	359	278,118
Essex Portfolio LP,
Gtd. Notes
2.650%	09/01/50	143	80,072
3.000%	01/15/30	294	245,164

A21

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Kilroy Realty LP,
Gtd. Notes
3.450%	12/15/24	666	$638,358
National Retail Properties, Inc.,
Sr. Unsec’d. Notes
3.000%	04/15/52	261	157,446
3.500%	10/15/27	72	64,636
4.300%	10/15/28	64	58,738
Office Properties Income Trust,
Sr. Unsec’d. Notes
2.650%	06/15/26	699	524,571
Prologis LP,
Sr. Unsec’d. Notes
2.125%	10/15/50	95	53,427
Regency Centers LP,
Gtd. Notes
2.950%	09/15/29	768	635,443
3.700%	06/15/30	623	536,015
Scentre Group Trust 1/Scentre Group Trust 2 (Australia),
Gtd. Notes, 144A
3.500%	02/12/25	72	68,465
UDR, Inc.,
Gtd. Notes
3.000%	08/15/31	69	55,221
Gtd. Notes, MTN
2.100%	08/01/32	128	92,763
WEA Finance LLC (France),
Gtd. Notes, 144A
2.875%	01/15/27(a)	325	276,564
Welltower, Inc.,
Sr. Unsec’d. Notes
2.050%	01/15/29	545	436,719
2.750%	01/15/32	276	215,161
3.100%	01/15/30	295	245,682
3.850%	06/15/32	212	181,402
WP Carey, Inc.,
Sr. Unsec’d. Notes
2.400%	02/01/31	417	320,369
2.450%	02/01/32	215	159,681
3.850%	07/15/29	332	293,062
4.000%	02/01/25	179	173,377
			7,328,627
Retail — 0.2%
7-Eleven, Inc.,
Sr. Unsec’d. Notes, 144A
1.300%	02/10/28	640	515,638
2.500%	02/10/41	123	75,570
2.800%	02/10/51	492	286,318
AutoNation, Inc.,
Sr. Unsec’d. Notes
4.750%	06/01/30	179	157,489
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
1.875%	09/15/31	519	403,072
2.375%	03/15/51	903	531,888
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Retail (cont’d.)
2.750%	09/15/51	459	$292,575
4.200%	04/01/43	46	38,651
4.950%	09/15/52	467	437,808
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
2.800%	09/15/41	384	246,204
3.650%	04/05/29(a)	773	697,297
3.700%	04/15/46	422	302,118
4.250%	04/01/52	350	266,526
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
3.700%	02/15/42	819	619,161
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
3.900%	06/01/29	95	86,445
Starbucks Corp.,
Sr. Unsec’d. Notes
3.750%	12/01/47	89	65,754
Target Corp.,
Sr. Unsec’d. Notes
4.500%	09/15/32	649	618,327
			5,640,841
Savings & Loans — 0.0%
Nationwide Building Society (United Kingdom),
Sr. Unsec’d. Notes, 144A, MTN
3.900%	07/21/25	856	820,172
Semiconductors — 0.3%
Advanced Micro Devices, Inc.,
Sr. Unsec’d. Notes
3.924%	06/01/32	453	411,246
4.393%	06/01/52	120	101,635
Analog Devices, Inc.,
Sr. Unsec’d. Notes
4.500%	12/05/36	72	63,051
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
3.875%	01/15/27	1,016	935,964
Broadcom, Inc.,
Gtd. Notes
3.459%	09/15/26	66	61,264
Intel Corp.,
Sr. Unsec’d. Notes
3.250%	11/15/49	1,024	681,513
KLA Corp.,
Sr. Unsec’d. Notes
4.950%	07/15/52	504	457,781
Microchip Technology, Inc.,
Sr. Sec’d. Notes
0.972%	02/15/24(a)	466	439,025
2.670%	09/01/23	164	159,751
NXP BV/NXP Funding LLC (China),
Gtd. Notes
5.350%	03/01/26(a)	744	735,630

A22

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Semiconductors (cont’d.)
NXP BV/NXP Funding LLC/NXP USA, Inc. (China),
Gtd. Notes
3.400%	05/01/30	327	$273,791
3.875%	06/18/26	633	591,855
4.400%	06/01/27	249	234,807
Qorvo, Inc.,
Gtd. Notes
4.375%	10/15/29	1,060	908,120
TSMC Arizona Corp. (Taiwan),
Gtd. Notes
2.500%	10/25/31	320	254,508
3.875%	04/22/27(a)	692	659,395
TSMC Global Ltd. (Taiwan),
Gtd. Notes, 144A
2.250%	04/23/31	1,451	1,136,177
Xilinx, Inc.,
Gtd. Notes
2.375%	06/01/30	824	679,298
			8,784,811
Software — 0.4%
Activision Blizzard, Inc.,
Sr. Unsec’d. Notes
2.500%	09/15/50	1,372	834,777
Electronic Arts, Inc.,
Sr. Unsec’d. Notes
1.850%	02/15/31	733	565,395
2.950%	02/15/51	272	176,399
Microsoft Corp.,
Sr. Unsec’d. Notes
2.675%	06/01/60	202	127,943
2.921%	03/17/52	263	185,953
3.450%	08/08/36	239	208,877
3.500%	11/15/42	46	37,631
3.700%	08/08/46(a)	213	176,871
Oracle Corp.,
Sr. Unsec’d. Notes
2.300%	03/25/28	461	384,782
3.600%	04/01/40	1,009	684,234
3.600%	04/01/50	1,437	899,078
3.850%	07/15/36	89	66,633
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
1.400%	09/15/27	149	123,086
2.000%	06/30/30	82	62,935
2.950%	09/15/29	1,768	1,490,966
4.200%	09/15/28	20	18,713
Take-Two Interactive Software, Inc.,
Sr. Unsec’d. Notes
3.550%	04/14/25	453	434,594
3.700%	04/14/27	276	256,361
4.000%	04/14/32	171	148,467
VMware, Inc.,
Sr. Unsec’d. Notes
2.200%	08/15/31	761	555,579
4.500%	05/15/25	1,536	1,501,774
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Software (cont’d.)
4.700%	05/15/30	2,733	$2,456,918
			11,397,966
Telecommunications — 0.7%
America Movil SAB de CV (Mexico),
Sr. Unsec’d. Notes
2.875%	05/07/30	200	167,965
AT&T, Inc.,
Sr. Unsec’d. Notes
2.250%	02/01/32	245	185,387
2.550%	12/01/33	1,455	1,082,770
2.750%	06/01/31	626	501,958
3.500%	06/01/41	171	123,280
3.550%	09/15/55	1,571	1,031,641
3.650%	09/15/59	681	442,130
NTT Finance Corp. (Japan),
Sr. Unsec’d. Notes, 144A
4.372%	07/27/27	400	387,086
Rogers Communications, Inc. (Canada),
Gtd. Notes, 144A
3.800%	03/15/32	1,080	931,095
SES SA (Luxembourg),
Gtd. Notes, 144A
3.600%	04/04/23	42	41,503
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28	892	916,774
Telefonica Emisiones SA (Spain),
Gtd. Notes
4.665%	03/06/38	1,738	1,344,263
T-Mobile USA, Inc.,
Gtd. Notes
2.625%	02/15/29	1,844	1,522,223
3.375%	04/15/29	1,471	1,270,447
Sr. Unsec’d. Notes
3.500%	04/15/25(a)	1,126	1,077,202
3.875%	04/15/30	1,495	1,324,863
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
1.680%	10/30/30	966	725,226
1.750%	01/20/31	2,261	1,695,604
2.355%	03/15/32	3,371	2,592,340
4.272%	01/15/36	693	593,021
5.250%	03/16/37	243	229,080
			18,185,858
Transportation — 0.2%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
3.300%	09/15/51	189	133,906
3.900%	08/01/46	289	230,815
4.150%	04/01/45	268	219,868
4.450%	01/15/53(a)	641	555,427
4.950%	09/15/41	64	59,262
5.150%	09/01/43	97	91,645

A23

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Transportation (cont’d.)
Canadian Pacific Railway Co. (Canada),
Gtd. Notes
2.050%	03/05/30	853	$683,456
3.100%	12/02/51	266	175,134
CSX Corp.,
Sr. Unsec’d. Notes
2.500%	05/15/51	1,282	768,418
FedEx Corp.,
Gtd. Notes
3.250%	05/15/41	223	153,415
Kansas City Southern,
Gtd. Notes
2.875%	11/15/29	762	649,015
3.500%	05/01/50	443	309,922
4.950%	08/15/45	205	179,138
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
3.050%	05/15/50	250	163,020
3.950%	10/01/42	428	347,189
4.550%	06/01/53	325	275,596
Union Pacific Corp.,
Sr. Unsec’d. Notes
4.375%	09/10/38	317	278,434
Sr. Unsec’d. Notes, MTN
3.550%	08/15/39	677	536,617
			5,810,277
Trucking & Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
4.250%	01/17/23	464	463,338

Total Corporate Bonds (cost $458,729,416)			385,626,121
Floating Rate and other Loans — 0.0%
Foods — 0.0%
Moran Foods LLC,
Term Loan
—%(p)	04/01/24	252	213,310
—%(p)	10/01/24	350	241,219
			454,529
Media — 0.0%
Altice Financing SA (Luxembourg),
October 2017 USD Term Loan, 3 Month LIBOR + 2.750%
5.262%(c)	01/31/26	111	103,360
Miscellaneous Manufacturing — 0.0%
FGI Operating Co. LLC,
Exit Term Loan - Non-PIK, 3 Month LIBOR + 10.000%
12.000%(c)	05/16/22^	112	12,162
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Floating Rate and other Loans (continued)
Retail — 0.0%
Claire’s Stores, Inc.,
Term Loan B, 1 Month LIBOR + 6.500%
9.615%(c)	12/18/26	461	$436,301

Total Floating Rate and other Loans (cost $1,086,659)			1,006,352
Municipal Bonds — 0.2%
Arizona — 0.0%
City of Yuma,
Taxable, Revenue Bonds
1.269%	07/15/26	15	13,078
1.749%	07/15/28	15	12,437
2.102%	07/15/30	30	23,805
			49,320
California — 0.1%
California Statewide Communities Development Authority,
Taxable, Revenue Bonds
1.807%	02/01/30	30	23,648
1.877%	02/01/31	40	30,733
City of Los Angeles Department of Airports,
Taxable, Revenue Bonds, BABs
6.582%	05/15/39	145	153,471
Fresno Unified School District,
General Obligation Unlimited, Taxable
1.162%	08/01/26	220	192,657
Municipal Improvement Corp. of Los Angeles,
Taxable, Revenue Bonds, Series C
1.831%	11/01/29	75	59,919
Port of Oakland,
Taxable, Revenue Bonds, Series R
2.099%	05/01/30	20	16,149
2.199%	05/01/31	205	162,158
San Jose Financing Authority,
Taxable, Revenue Bonds
1.812%	06/01/29	150	121,900
1.862%	06/01/30	75	59,147
State of California,
General Obligation Unlimited, BABs
7.300%	10/01/39	90	108,282
General Obligation Unlimited, Taxable, BABs
7.550%	04/01/39	445	547,419
			1,475,483
Colorado — 0.0%
City & County of Denver Co. Airport System Revenue,
Taxable, Revenue Bonds, Series C
1.572%	11/15/26	75	66,590
Illinois — 0.0%
Chicago O’Hare International Airport,
Taxable, Revenue Bonds, Series D
1.704%	01/01/26	120	108,785
State of Illinois,
General Obligation Unlimited, BABs
7.350%	07/01/35	121	125,715

A24

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
Illinois (cont’d.)
General Obligation Unlimited, Taxable, BABs
6.630%	02/01/35	650	$656,332
			890,832
Louisiana — 0.0%
Louisiana State Transportation Authority,
Taxable, Revenue Bonds, Series A
1.648%	02/15/28	30	25,405
New Jersey — 0.0%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, Series B
1.047%	01/01/26	305	270,119
1.483%	01/01/28	270	225,842
			495,961
New York — 0.1%
City of New York,
General Obligation Unlimited, Series D
0.982%	08/01/25	270	244,314
1.396%	08/01/27	875	744,872
Metropolitan Transportation Authority,
Taxable, Revenue Bonds, Series C
5.175%	11/15/49	960	868,737
New York City Transitional Finance Authority Future Tax Secured Revenue,
Taxable, Revenue Bonds, Series D
1.920%	11/01/29	150	122,150
New York State Dormitory Authority,
Revenue Bonds, BABs, Series D
5.600%	03/15/40	90	93,338
New York State Urban Development Corp.,
Taxable, Revenue Bonds, Series F
1.000%	03/15/26	150	132,153
Port Authority of New York & New Jersey,
Consolidated, Taxable, Revenue Bonds, Series 174
4.458%	10/01/62	265	228,985
Taxable, Revenue Bonds
5.647%	11/01/40	190	198,124
			2,632,673
Ohio — 0.0%
American Municipal Power, Inc.,
Revenue Bonds, BABs
7.499%	02/15/50	75	88,426
Pennsylvania — 0.0%
Commonwealth Financing Authority,
Taxable, Revenue Bonds, Series C
2.758%	06/01/30	50	41,729
Texas — 0.0%
City of Houston Airport System Revenue,
Taxable, Revenue Bonds, Series C
2.235%	07/01/29	110	91,654

Total Municipal Bonds (cost $6,648,364)			5,858,073
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities — 0.1%
Alternative Loan Trust,
Series 2005-J06, Class 2A1
5.500%	07/25/25	2	$1,758
Series 2006-J02, Class A1, 1 Month LIBOR + 0.500% (Cap 6.000%, Floor 0.500%)
3.584%(c)	04/25/36	39	16,568
Angel Oak Mortgage Trust I LLC,
Series 2019-01, Class A2, 144A
4.022%(cc)	11/25/48	3	3,089
Banc of America Funding Trust,
Series 2005-07, Class 30PO, PO
4.638%(s)	11/25/35	11	10,176
Series 2006-01, Class 2A1
5.500%	01/25/36	4	3,239
Series 2006-D, Class 5A2
3.008%(cc)	05/20/36	4	3,881
Series 2014-R07, Class 2A1, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
3.224%(c)	09/26/36	10	9,556
Banc of America Mortgage Trust,
Series 2004-D, Class 2A1
3.038%(cc)	05/25/34	1	613
Series 2004-D, Class 2A2
3.038%(cc)	05/25/34	5	4,901
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2007-05, Class A6, 1 Month LIBOR + 0.350% (Cap 7.000%, Floor 0.350%)
3.434%(c)	05/25/37	13	5,343
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2005-05, Class 1A1
5.000%	07/25/29	3	2,448
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates,
Series 2004-AR05, Class 7A2
2.767%(cc)	06/25/34	5	5,033
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust,
Series 2005-01, Class 1A1, 1 Month LIBOR + 0.500% (Cap N/A, Floor 0.500%)
3.584%(c)	02/25/35	10	9,154
Series 2005-01, Class 2A1
4.290%(cc)	02/01/23	1	1,505
Fannie Mae Interest Strips,
Series 293, Class 1, PO
4.700%(s)	12/25/24	12	12,183
Series 369, Class 12, IO
5.500%(cc)	05/25/36	134	27,562
Series 383, Class 60, IO
6.500%	10/25/37	41	9,512
Series 417, Class C11, IO
2.500%	02/25/28	1,007	50,465
Fannie Mae REMIC,
Series 1993-119, Class H
6.500%	07/25/23	7	6,884
Series 1993-136, Class ZB
6.000%(cc)	07/25/23	5	5,365
Series 1993-141, Class Z
7.000%	08/25/23	6	6,043

A25

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 1993-147, Class Z
7.000%	08/25/23	5	$4,816
Series 1996-04, Class SA, IO, 1 Month LIBOR + 8.500% (Cap 8.500%, Floor 0.000%)
5.416%(c)	02/25/24	4	84
Series 2005-057, Class NK, 1 Month LIBOR + 22.000% (Cap 22.000%, Floor 0.000%)
9.664%(c)	07/25/35	29	27,999
Series 2006-02, Class LY, 1 Month LIBOR + 96.000% (Cap 8.000%, Floor 0.000%)
8.000%(c)	12/25/35	11	11,157
Series 2006-20, Class IB, IO, 1 Month LIBOR + 6.590% (Cap 6.590%, Floor 0.000%)
3.506%(c)	04/25/36	121	11,046
Series 2006-23, Class NS, 1 Month LIBOR + 108.000% (Cap 9.000%, Floor 0.000%)
9.000%(c)	04/25/36	27	29,927
Series 2007-058, Class SV, IO, 1 Month LIBOR + 6.750% (Cap 6.750%, Floor 0.000%)
3.666%(c)	06/25/37	131	9,796
Series 2007-102, Class SA, IO, 1 Month LIBOR + 6.400% (Cap 6.400%, Floor 0.000%)
3.316%(c)	11/25/37	233	16,015
Series 2008-91, Class SI, IO, 1 Month LIBOR + 6.000% (Cap 6.000%, Floor 0.000%)
2.916%(c)	03/25/38	138	6,468
Series 2009-112, Class ST, IO, 1 Month LIBOR + 6.250% (Cap 6.250%, Floor 0.000%)
3.166%(c)	01/25/40	223	19,404
Series 2009-112, Class SW, IO, 1 Month LIBOR + 6.250% (Cap 6.250%, Floor 0.000%)
3.166%(c)	01/25/40	147	10,769
Series 2010-35, Class SB, IO, 1 Month LIBOR + 6.420% (Cap 6.420%, Floor 0.000%)
3.336%(c)	04/25/40	71	5,325
Series 2010-49, Class SC, 1 Month LIBOR + 12.660% (Cap 12.660%, Floor 0.000%)
6.492%(c)	03/25/40	35	33,531
Series G93-17, Class S, IO, 1 Month LIBOR + 9.000% (Cap 9.000%, Floor 0.000%)
5.916%(c)	04/25/23	3	28
Freddie Mac REMIC,
Series 1621, Class J
6.400%	11/15/23	4	4,496
Series 1630, Class PK
6.000%	11/15/23	14	13,665
Series 1680, Class PK
6.500%	02/15/24	10	10,308
Series 1695, Class EB
7.000%	03/15/24	18	18,152
Series 2595, Class DC
5.000%	04/15/23	8	8,208
Series 2595, Class GC
5.500%	04/15/23	4	3,661
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2611, Class TM, 1 Month LIBOR + 65.000% (Cap 10.000%, Floor 0.000%)
10.000%(c)	05/15/33	13	$13,792
Series 2626, Class JC
5.000%	06/15/23	11	10,579
Series 2643, Class SA, 1 Month LIBOR + 45.500% (Cap 45.500%, Floor 0.000%)
27.185%(c)	03/15/32	6	6,627
Series 2862, Class GB
5.000%	09/15/24	6	5,842
Series 2922, Class SU, 1 Month LIBOR + 14.300% (Cap 14.300%, Floor 0.000%)
8.665%(c)	02/15/35	43	44,382
Series 2990, Class SR, IO, 1 Month LIBOR + 6.650% (Cap 6.650%, Floor 0.000%)
3.832%(c)	03/15/35	171	5,932
Series 3126, Class AO, PO
3.340%(s)	03/15/36	24	20,663
Series 3201, Class IN, IO, 1 Month LIBOR + 6.250% (Cap 6.250%, Floor 0.000%)
3.859%(c)	08/15/36	112	6,580
Series 3218, Class HS, IO, 1 Month LIBOR + 7.200% (Cap 7.200%, Floor 0.000%)
4.382%(c)	09/15/26	99	3,177
Series 3237, Class BO, PO
4.490%(s)	11/15/36	212	163,994
Series 3306, Class TB, 1 Month LIBOR + 2.750% (Cap 8.840%, Floor 0.000%)
5.568%(c)	04/15/37	12	12,279
Series 3306, Class TC, 1 Month LIBOR + 2.210% (Cap 8.640%, Floor 0.000%)
5.028%(c)	04/15/37	10	10,685
Series 3385, Class SN, IO, 1 Month LIBOR + 6.000% (Cap 6.000%, Floor 0.000%)
3.182%(c)	11/15/37	18	1,185
Series 3593, Class SL, IO, 1 Month LIBOR + 6.400% (Cap 6.400%, Floor 0.000%)
3.582%(c)	11/15/24	5	43
Series 3609, Class SA, IO, 1 Month LIBOR + 6.340% (Cap 6.340%, Floor 0.000%)
3.522%(c)	12/15/39	331	17,750
Series 3740, Class SB, IO, 1 Month LIBOR + 6.000% (Cap 6.000%, Floor 0.000%)
3.182%(c)	10/15/40	69	4,430
Series 3784, Class S, IO, 1 Month LIBOR + 6.600% (Cap 6.600%, Floor 0.000%)
3.782%(c)	07/15/23	14	94
Series 3852, Class QN, 1 Month LIBOR + 27.211% (Cap 5.500%, Floor 0.000%)
5.500%(c)	05/15/41	71	68,212
Series 3852, Class TP, 1 Month LIBOR + 27.500% (Cap 5.500%, Floor 0.000%)
5.500%(c)	05/15/41	83	80,733
Series 4030, Class IL, IO
3.500%	04/15/27	428	20,230

A26

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Freddie Mac Strips,
Series 304, Class C32, IO
3.000%	12/15/27	464	$24,141
GMACM Mortgage Loan Trust,
Series 2003-J10, Class A1
4.750%	01/25/23	5	4,755
Government National Mortgage Assoc.,
Series 2002-84, Class PH
6.000%	11/16/32	257	257,164
Series 2004-19, Class KE
5.000%	03/16/34	494	496,402
Series 2004-86, Class SP, IO, 1 Month LIBOR + 6.100% (Cap 6.100%, Floor 0.000%)
3.086%(c)	09/20/34	162	3,592
Series 2004-88, Class ES, IO, 1 Month LIBOR + 6.100% (Cap 6.100%, Floor 0.000%)
3.107%(c)	06/17/34	65	350
Series 2006-26, Class S, IO, 1 Month LIBOR + 6.500% (Cap 6.500%, Floor 0.250%)
3.486%(c)	06/20/36	158	8,237
Series 2007-16, Class KU, IO, 1 Month LIBOR + 6.650% (Cap 6.650%, Floor 0.000%)
3.636%(c)	04/20/37	195	12,044
Series 2007-24, Class SA, IO, 1 Month LIBOR + 6.510% (Cap 6.510%, Floor 0.000%)
3.496%(c)	05/20/37	469	30,091
Series 2007-58, Class SD, IO, 1 Month LIBOR + 6.490% (Cap 6.490%, Floor 0.000%)
3.476%(c)	10/20/37	289	12,043
Series 2008-73, Class SK, IO, 1 Month LIBOR + 6.740% (Cap 6.740%, Floor 0.000%)
3.726%(c)	08/20/38	231	15,501
Series 2008-79, Class SA, IO, 1 Month LIBOR + 7.550% (Cap 7.550%, Floor 0.000%)
4.536%(c)	09/20/38	114	6,949
Series 2009-016, Class SJ, IO, 1 Month LIBOR + 6.800% (Cap 6.800%, Floor 0.000%)
3.786%(c)	05/20/37	303	15,607
Series 2009-036, Class IE, IO, 1 Month LIBOR + 20.667% (Cap 1.000%, Floor 0.000%)
1.000%(c)	09/20/38	584	9,786
Series 2009-065, Class LB
6.000%	07/16/39	24	24,561
Series 2009-106, Class ST, IO, 1 Month LIBOR + 6.000% (Cap 6.000%, Floor 0.000%)
2.986%(c)	02/20/38	233	15,707
Series 2009-106, Class XL, IO, 1 Month LIBOR + 6.750% (Cap 6.750%, Floor 0.000%)
3.736%(c)	06/20/37	161	10,825
Series 2009-127, Class IA, IO, 1 Month LIBOR + 6.450% (Cap 0.450%, Floor 0.000%)
0.450%(c)	09/20/38	943	7,620
Series 2010-031, Class SK, IO, 1 Month LIBOR + 6.100% (Cap 6.100%, Floor 0.000%)
3.086%(c)	11/20/34	153	8,711
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2010-085, Class ID, IO
6.000%	09/20/39	111	$15,338
Series 2010-157, Class OP, PO
3.130%(s)	12/20/40	146	120,403
Series 2013-H04, Class BA
1.650%	02/20/63	6	5,641
Series 2013-H05, Class FB, 1 Month LIBOR + 0.400% (Cap N/A, Floor 0.400%)
2.757%(c)	02/20/62	3	2,860
GSR Mortgage Loan Trust,
Series 2006-02F, Class 2A1
5.750%	02/25/36	10	8,652
HarborView Mortgage Loan Trust,
Series 2004-09, Class 2A
3.897%(cc)	12/19/34	4	3,592
HomeBanc Mortgage Trust,
Series 2005-04, Class A1, 1 Month LIBOR + 0.540% (Cap 11.500%, Floor 0.540%)
3.624%(c)	10/25/35	1	546
JPMorgan Mortgage Trust,
Series 2004-S01, Class 3A1
5.500%	09/25/34	7	7,593
Series 2005-S02, Class 4A3
5.500%	09/01/52	22	—
Series 2006-A02, Class 5A1
3.123%(cc)	11/25/33	8	8,111
MASTR Adjustable Rate Mortgages Trust,
Series 2004-08, Class 5A1
3.810%(cc)	08/25/34	17	16,245
MASTR Asset Securitization Trust,
Series 2004-P07, Class A6, 144A
5.500%	12/27/33	15	14,005
Nomura Resecuritization Trust,
Series 2015-02R, Class 4A1, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
2.938%(c)	12/26/36	18	17,103
PHH Mortgage Trust,
Series 2008-CIM02, Class 5A1
6.000%	07/25/38	15	14,077
Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
Series 2003-22A, Class 3A
3.453%(cc)	06/25/33	10	10,086
Towd Point Mortgage Trust,
Series 2015-03, Class A4B, 144A
3.500%(cc)	03/25/54	7	6,670
Washington Mutual Mortgage Pass-Through Certificates Trust,
Series 2005-07, Class 1A2, 1 Month LIBOR + 0.450% (Cap 9.500%, Floor 0.450%)
3.534%(c)	09/25/35	5	4,690

Total Residential Mortgage-Backed Securities (cost $2,594,035)			2,157,040

A27

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Sovereign Bonds — 0.3%
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A
3.375%	08/20/50	200	$132,100
Chile Government International Bond (Chile),
Sr. Unsec’d. Notes
2.450%	01/31/31(a)	560	447,230
2.550%	01/27/32	390	305,126
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
3.500%	02/14/50	490	340,183
6.625%	02/17/37	190	197,458
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
3.250%	04/16/30(a)	1,346	1,121,218
3.750%	01/11/28(a)	585	537,322
3.771%	05/24/61	814	481,176
4.280%	08/14/41	400	290,700
4.600%	02/10/48	350	254,909
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
3.870%	07/23/60	400	236,800
4.500%	04/01/56	200	134,038
Perusahaan Penerbit SBSN Indonesia III (Indonesia),
Sr. Unsec’d. Notes
4.325%	05/28/25	720	709,560
4.550%	03/29/26	650	635,903
Sr. Unsec’d. Notes, 144A
3.800%	06/23/50	200	146,022
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
2.783%	01/23/31(a)	975	771,956
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A
4.400%	04/16/50	540	472,500
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, EMTN
3.750%	01/21/55	520	384,800
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
4.375%	01/23/31	6	5,614
4.975%	04/20/55	59	52,259

Total Sovereign Bonds (cost $10,245,574)			7,656,874
U.S. Government Agency Obligations — 12.6%
Federal Home Loan Mortgage Corp.
2.500%	07/01/50	860	728,063
2.500%	07/01/50	1,650	1,396,450
2.500%	08/01/50	2,250	1,907,912
2.500%	10/01/50	4,423	3,748,345
2.500%	12/01/50	11,479	9,700,163
2.500%	02/01/51	801	678,311
2.500%	02/01/51	1,669	1,412,469
2.500%	02/01/51	3,812	3,225,715
2.500%	03/01/51	2,536	2,146,354
2.500%	11/01/51	5,189	4,391,403
3.000%	05/01/42	34	30,441
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
3.000%	07/01/42	6	$5,140
3.000%	08/01/42	7	6,472
3.000%	08/01/42	9	8,370
3.000%	08/01/42	47	42,114
3.000%	10/01/42	7	6,704
3.000%	10/01/42	25	22,086
3.000%	12/01/42	9	7,849
3.000%	01/01/43	58	52,422
3.000%	02/01/43	69	61,739
3.000%	02/01/43	194	174,485
3.000%	03/01/43	475	426,391
3.000%	03/01/43	478	428,860
3.000%	06/01/43	522	467,384
3.000%	09/01/49	3,195	2,846,007
3.000%	12/01/49	4,839	4,258,822
3.000%	07/01/50	946	829,305
3.000%	12/01/50	4,137	3,637,393
3.500%	06/01/49	16,550	15,194,600
3.500%	04/01/52	11,459	10,396,786
4.000%	01/01/32	206	196,778
4.000%	02/01/41	6	6,156
4.000%	02/01/41	11	10,283
4.000%	10/01/42	162	153,883
4.000%	08/01/47	5,240	4,944,127
4.000%	12/01/47	2,253	2,122,277
4.000%	01/01/49	1,806	1,704,391
4.000%	05/01/52	10,411	9,692,316
4.500%	08/01/48	1,161	1,133,518
4.500%	09/01/49	2,181	2,124,077
4.500%	07/01/52	13,990	13,365,418
5.000%	04/01/33	8	7,886
5.000%	08/01/33	1	660
5.000%	08/01/33	108	108,559
5.000%	09/01/33	—(r)	254
5.000%	09/01/33	2	1,870
5.000%	10/01/33	—(r)	367
5.000%	04/01/34	—(r)	490
5.000%	11/01/34	3	2,767
5.000%	12/01/34	33	33,326
5.000%	12/01/34	74	74,489
5.000%	07/01/35	—(r)	492
5.000%	11/01/35	—(r)	187
5.000%	04/01/37	77	77,566
5.000%	01/01/39	16	16,308
5.000%	04/01/39	117	117,593
5.000%	07/01/39	9	8,763
5.000%	03/01/49	53	51,896
5.000%	03/01/49	368	365,132
5.000%	11/01/49	656	645,710
5.000%	07/01/52	10,048	9,800,039
5.500%	01/01/33	22	21,660
5.500%	06/01/35	110	113,398
6.500%	05/01/25	1	594
6.500%	08/01/27	56	57,736
6.500%	01/01/29	15	15,116

A28

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
Federal Home Loan Mortgage Corp., 1 Year US Treasury Yield Curve Rate CMT + 2.135% (Cap 10.642%, Floor 2.135%)
3.199%(c)	10/01/36	21	$21,322
Federal National Mortgage Assoc.
2.000%	03/01/51	9,070	7,386,957
2.500%	08/01/50	783	663,035
2.500%	09/01/50	2,736	2,315,621
2.500%	09/01/50	8,841	7,492,718
2.500%	09/01/50	12,998	11,001,102
2.500%	12/01/51	4,464	3,780,228
2.500%	01/01/52	5,260	4,442,519
3.000%	11/01/42	10	8,767
3.000%	12/01/42	11	9,725
3.000%	12/01/42	12	10,859
3.000%	12/01/42	21	18,847
3.000%	12/01/42	28	25,213
3.000%	12/01/42	28	25,476
3.000%	12/01/42	40	35,525
3.000%	12/01/42	104	93,077
3.000%	12/01/42	421	377,509
3.000%	01/01/43	6	5,815
3.000%	01/01/43	8	7,076
3.000%	01/01/43	8	7,178
3.000%	01/01/43	8	7,347
3.000%	01/01/43	10	9,153
3.000%	01/01/43	12	10,677
3.000%	01/01/43	13	11,487
3.000%	01/01/43	13	12,007
3.000%	01/01/43	18	15,937
3.000%	01/01/43	20	17,251
3.000%	01/01/43	33	29,386
3.000%	01/01/43	39	34,526
3.000%	01/01/43	56	49,824
3.000%	01/01/43	105	93,385
3.000%	03/01/43	11	9,582
3.000%	03/01/43	14	12,503
3.000%	03/01/43	108	95,782
3.000%	03/01/43	257	230,571
3.000%	03/01/43	793	710,476
3.000%	04/01/43	29	25,997
3.000%	04/01/43	41	36,598
3.000%	04/01/43	63	56,730
3.000%	04/01/43	115	102,805
3.000%	04/01/43	135	120,992
3.000%	04/01/43	140	125,854
3.000%	04/01/43	978	876,037
3.000%	05/01/43	48	42,702
3.000%	05/01/43	53	47,427
3.000%	05/01/43	130	116,535
3.000%	05/01/43	236	210,662
3.000%	05/01/43	248	221,737
3.000%	05/01/43	489	437,745
3.000%	03/01/44	600	534,542
3.000%	10/01/49	684	604,836
3.000%	07/01/50	460	403,626
3.000%	07/01/50	5,257	4,623,929
3.000%	08/01/50	1,023	896,964
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
3.000%	08/01/50	3,956	$3,489,833
3.000%	09/01/50	7,696	6,785,240
3.000%	08/01/51	5,647	4,957,214
3.500%	10/01/32	443	411,137
4.000%	11/01/45	212	200,591
4.000%	03/01/46	60	57,322
4.000%	03/01/46	66	62,734
4.000%	06/01/46	76	71,801
4.000%	08/01/46	21	19,933
4.000%	10/01/46	27	25,163
4.000%	10/01/46	163	153,860
4.000%	10/01/47	4,598	4,335,300
4.000%	12/01/47	442	418,341
4.000%	01/01/48	1,030	974,523
4.000%	02/01/48	298	281,498
4.000%	02/01/48	788	743,096
4.000%	06/01/48	596	562,855
4.000%	06/01/48	679	639,625
4.000%	07/01/48	215	202,903
4.000%	07/01/48	237	224,379
4.000%	07/01/48	332	312,922
4.000%	08/01/48	128	120,757
4.000%	05/01/49	7,184	6,798,231
4.000%	11/01/50	1,789	1,693,648
4.500%	07/01/41	117	111,515
4.500%	04/01/44	461	448,382
4.500%	12/01/44	80	78,530
4.500%	06/01/45	461	451,571
4.500%	08/01/45	51	49,482
4.500%	10/01/45	124	121,651
4.500%	11/01/45	85	82,869
4.500%	08/01/46	121	118,136
4.500%	07/01/47	871	844,722
4.500%	07/01/47	1,075	1,041,989
4.500%	11/01/47	517	501,404
4.500%	09/01/48	622	606,738
4.500%	09/01/52	10,148	9,694,564
5.000%	06/01/23	9	9,078
5.000%	06/01/24	10	10,241
5.000%	07/01/25	44	44,414
5.000%	09/01/29	41	40,424
5.000%	02/01/35	107	103,980
5.000%	10/01/39	239	240,961
5.000%	01/01/40	607	611,431
5.000%	10/01/43	—(r)	301
5.000%	05/01/44	113	112,412
5.000%	12/01/44	290	288,199
5.000%	01/01/45	199	197,521
5.000%	06/01/47	22	21,343
5.000%	05/01/48	3	3,424
5.000%	07/01/48	135	133,275
5.000%	11/01/48	2,759	2,735,249
5.000%	02/01/49	5	4,908
5.000%	02/01/49	77	75,278
5.000%	03/01/49	3	3,198
5.000%	11/01/49	80	78,920
5.000%	11/01/49	267	262,548

A29

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
5.000%	12/01/49	396	$389,615
5.000%	01/01/50	301	297,286
5.500%	TBA	6,050	5,999,898
5.500%	09/01/23	—(r)	192
5.500%	01/01/38	69	70,978
6.000%	01/01/24	7	7,194
6.000%	07/01/24	3	2,608
6.000%	04/01/28	24	24,279
6.000%	05/01/28	22	22,686
6.000%	04/01/34	12	12,075
6.500%	12/01/23	5	5,016
6.500%	09/01/28	27	27,466
6.500%	05/01/37	8	7,594
Federal National Mortgage Assoc., 1 Year US Treasury Yield Curve Rate CMT + 2.375% (Cap 10.750%, Floor 2.375%)
4.589%(c)	09/01/37	44	43,707
Government National Mortgage Assoc.
2.000%	11/20/50	22,048	18,509,887
2.500%	09/20/51	24,657	21,265,791
3.000%	08/20/51	16,475	14,638,226
3.000%	10/20/51	19,486	17,259,633
3.000%	11/20/51	4,975	4,409,570
4.000%	02/20/41	3	2,829
4.000%	10/20/41	1	691
4.000%	11/20/41	5	4,485
4.000%	04/20/42	2	2,380
4.000%	10/20/42	2	1,479
4.000%	08/20/43	24	22,654
4.000%	03/20/44	2	2,119
4.000%	05/20/44	3	2,611
4.000%	11/20/44	191	181,314
4.000%	05/20/45	20	19,156
4.000%	06/20/45	281	266,818
4.000%	07/20/45	890	844,770
4.500%	02/20/50	410	398,213
4.500%	03/20/50	746	724,221
4.500%	04/20/50	1,514	1,467,585
5.000%	07/15/40	131	129,335
5.000%	07/20/49	159	157,369
5.000%	09/20/52	16,050	15,748,383
5.500%	TBA	9,550	9,512,695
6.500%	10/15/23	1	583

Total U.S. Government Agency Obligations (cost $364,037,114)			328,933,773
U.S. Treasury Obligations — 15.2%
U.S. Treasury Bonds
1.125%	08/15/40	6,970	4,315,955
1.375%	11/15/40	8,747	5,652,749
1.875%	02/15/41	8,476	6,003,392
1.875%	02/15/51	8,925	5,905,840
1.875%	11/15/51	5,255	3,472,405
2.000%	11/15/41	1,630	1,166,469
2.250%	02/15/52	17	12,416
2.875%	05/15/43	5,223	4,301,630
2.875%	05/15/52(a)	1,050	880,195
3.750%	08/15/41	4,180	4,004,963
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations(continued)
U.S. Treasury Notes
0.125%	01/31/23(k)	63,266	$62,519,659
0.250%	03/15/24(a)	32,298	30,449,697
0.250%	06/15/24	8,230	7,685,406
0.375%	01/31/26	7,120	6,271,719
0.500%	02/28/26	938	827,638
0.750%	12/31/23	1,120	1,071,788
0.750%	03/31/26	21,510	19,100,208
0.750%	04/30/26	23,070	20,431,369
0.750%	05/31/26	22,860	20,193,595
1.000%	07/31/28	2,587	2,178,941
1.125%	01/15/25(a)	51,675	48,134,455
1.250%	12/31/26	800	710,625
1.250%	03/31/28	2,470	2,129,603
1.250%	04/30/28	20,940	18,011,672
1.250%	06/30/28	2,600	2,228,281
1.375%	10/31/28	780	668,180
2.250%	03/31/24	3,590	3,481,739
2.625%	05/31/27(a)	14,936	14,021,170
2.750%	07/31/27	3,490	3,286,598
2.875%	05/15/28	26,665	25,042,185
3.000%	07/31/24	18,540	18,127,195
3.250%	08/31/24	54,200	53,219,742

Total U.S. Treasury Obligations (cost $428,295,929)			395,507,479

Total Long-Term Investments (cost $2,172,089,806)			1,884,488,789

	Shares
Short-Term Investments — 33.3%
Affiliated Mutual Funds — 31.7%
PGIM Core Ultra Short Bond Fund(wa)	697,890,452	697,890,452
PGIM Institutional Money Market Fund (cost $128,488,386; includes $128,014,644 of cash collateral for securities on loan)(b)(wa)	128,576,529	128,486,525

Total Affiliated Mutual Funds (cost $826,378,838)		826,376,977

Interest Rate	Maturity Date	Principal Amount (000)#
Certificates of Deposit — 0.3%
Bank of Nova Scotia (The)
SOFR + 0.530%
3.490%(c)	02/06/23	1,641	1,642,074
Cooperatieve Rabobank UA
2.800%	05/17/23	612	605,870
Lloyds Bank Corporate Markets PLC
SOFR + 0.670%
3.650%(c)	03/22/23	249	249,343
Natixis Bank
0.620%	01/04/23	576	571,435

A30

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Certificates of Deposit (continued)
Oversea-Chinese Banking Corp. Ltd.
SOFR + 0.470%
3.430%(c)	01/24/23	516	$516,337
Skandinaviska Enskilda Banken AB
—%	06/01/23	750	741,819
Standard Chartered Bank
—%	05/26/23	693	685,510
4.020%	08/11/23	450	447,411
Sumitomo Mitsui Banking Corp.
SOFR + 0.510%
3.470%(c)	12/27/22	848	848,552
Toronto-Dominion Bank (The)
2.900%	06/01/23	691	683,075

Total Certificates of Deposit (cost $7,026,000)			6,991,426
Commercial Paper(n) — 0.6%
Allianz SE
3.542%	02/06/23	264	260,334
ASB Bank Ltd.
4.102%	08/18/23	294	282,214
Canadian Imperial Bank of Commerce
3.811%	07/26/23	893	858,385
Citigroup Global Markets, Inc.
2.807%	05/17/23	495	481,605
DBS Bank Ltd.
3.562%	02/13/23	1,000	984,908
DNB Bank ASA
3.963%	08/16/23	956	917,488
Enel Finance America LLC
1.010%	01/24/23	273	269,004
KEB Hana Bank
3.771%	01/17/23	1,009	997,483
Kookmin Bank Co., Ltd.
2.197%	11/23/22	216	214,913
MetLife Short Term Funding LLC
3.494%	03/17/23	1,800	1,765,174
Ontario Teachers’ Finance Trust
4.152%	03/09/23	618	606,689
PSP Capital, Inc.
3.429%	02/15/23	1,800	1,773,083
Raytheon Technologies Corp.
3.535%	11/07/22	675	672,446
Royal Bank of Canada
0.827%	01/20/23	300	296,442
Societe Generale SA
0.634%	01/04/23	250	247,640
Svenska Handelsbanken AB
3.561%	02/22/23	1,000	984,823
Toronto-Dominion Bank (The)
3.234%	01/03/23	1,400	1,386,959
Toyota Industries Commercial Finance, Inc.
4.017%	06/09/23	399	386,834
Westpac Securities NZ Ltd.
3.490%	02/02/23	900	888,287

Total Commercial Paper (cost $14,321,059)			14,274,711
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds — 0.0%
Auto Manufacturers — 0.0%
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN, SOFR + 0.750%
3.710%(c)	07/25/23	397,000	$397,768
Electric — 0.0%
Pacific Gas & Electric Co.,
First Mortgage, SOFR Index + 1.150%
3.803%(c)	11/14/22	316,000	315,505

Total Corporate Bonds (cost $713,000)			713,273
U.S. Treasury Obligations(n) — 0.7%
U.S. Treasury Bills
2.485%	10/11/22	10,650	10,644,113
2.461%	10/18/22	4,050	4,045,652
2.926%	02/23/23(k)	315	310,576
2.380%	04/20/23(k)	1,103	1,081,002
3.351%	07/13/23(k)	1,704	1,654,268

Total U.S. Treasury Obligations (cost $17,748,084)			17,735,611

Options Purchased*~ — 0.0%
(cost $203,125)	156,250

Total Short-Term Investments (cost $866,390,106)	866,248,248

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN—105.7% (cost $3,038,479,912)	2,750,737,037

Option Written*~ — (0.0)%
(premiums received $171,875)	(140,625)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN—105.7% (cost $3,038,308,037)	2,750,596,412

Liabilities in excess of other assets(z) — (5.7)%	(147,554,604)

Net Assets — 100.0%	$2,603,041,808

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar

A31

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ABX	Asset-Backed Securities Index
Aces	Alternative Credit Enhancements Securities
ADR	American Depositary Receipt
BABs	Build America Bonds
CMBX	Commercial Mortgage-Backed Index
CMT	Constant Maturity Treasury
CVT	Convertible Security
EAFE	Europe, Australasia, Far East
EMTN	Euro Medium Term Note
FREMF	Freddie Mac Mortgage Trust
GDR	Global Depositary Receipt
GMTN	Global Medium Term Note
IO	Interest Only (Principal amount represents notional)
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
M	Monthly payment frequency for swaps
MASTR	Morgan Stanley Structured Asset Security
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NVDR	Non-voting Depositary Receipt
OOTC	OTC Bulletin Board – Other OTC
OTC	Over-the-counter
PIK	Payment-in-Kind
PO	Principal Only
PRFC	Preference Shares
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
STOXX	Stock Index of the Eurozone
TBA	To Be Announced
TOPIX	Tokyo Stock Price Index
TSE	Toronto Stock Exchange

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $935,504 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $125,081,053; cash collateral of $128,014,644 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2022.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
10 Year U.S. Treasury Notes Futures	Call	10/21/22	$115.00		500		500	$117,187
10 Year U.S. Treasury Notes Futures	Call	10/21/22	$117.00		500		500	39,063
Total Options Purchased (cost $203,125)								$156,250
A32

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Option Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
10 Year U.S. Treasury Notes Futures	Call	10/21/22	$116.00		1,000		1,000	$(140,625)
(premiums received $171,875)
Futures contracts outstanding at September 30, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
3,690	10 Year U.S. Treasury Notes	Dec. 2022	$413,510,625	$(17,095,097)
379	10 Year U.S. Ultra Treasury Notes	Dec. 2022	44,905,580	(529,703)
264	20 Year U.S. Treasury Bonds	Dec. 2022	33,371,250	(2,115,893)
991	30 Year U.S. Ultra Treasury Bonds	Dec. 2022	135,767,000	(10,968,808)
2,610	Mini MSCI EAFE Index	Dec. 2022	216,708,300	(23,662,138)
1,249	S&P 500 E-Mini Index	Dec. 2022	224,913,675	(28,270,938)
				(82,642,577)
Short Positions:
855	2 Year U.S. Treasury Notes	Dec. 2022	175,608,985	590,805
96	5 Year U.S. Treasury Notes	Dec. 2022	10,320,750	40,277
2,003	10 Year Euro-Bund	Dec. 2022	271,861,430	5,975,862
286	10 Year Japanese Bonds	Dec. 2022	293,054,654	432,755
2,946	Euro STOXX 50 Index	Dec. 2022	95,711,585	8,024,151
1,504	Mini MSCI Emerging Markets Index	Dec. 2022	65,536,800	8,910,787
945	Russell 2000 E-Mini Index	Dec. 2022	78,898,050	10,393,287
178	S&P Mid Cap 400 E-Mini Index	Dec. 2022	39,305,960	5,290,536
241	TOPIX Index	Dec. 2022	30,572,514	2,112,895
				41,771,355
				$(40,871,222)
Forward foreign currency exchange contracts outstanding at September 30, 2022:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/31/22	Citibank, N.A.	AUD	13,844	$9,640,811	$8,858,639	$—	$(782,172)
British Pound,
Expiring 10/31/22	Citibank, N.A.	GBP	717	814,553	801,642	—	(12,911)
Expiring 10/31/22	State Street Bank & Trust Company	GBP	11,333	13,679,290	12,662,527	—	(1,016,763)
Canadian Dollar,
Expiring 10/31/22	The Toronto-Dominion Bank	CAD	18,922	14,695,227	13,697,070	—	(998,157)
Danish Krone,
Expiring 10/31/22	Barclays Bank PLC	DKK	6,822	942,231	901,218	—	(41,013)
Expiring 10/31/22	Citibank, N.A.	DKK	6,176	794,918	815,861	20,943	—
Expiring 10/31/22	Citibank, N.A.	DKK	5,089	686,736	672,259	—	(14,477)
Expiring 10/31/22	Merrill Lynch International	DKK	5,858	808,379	773,886	—	(34,493)
Expiring 10/31/22	Merrill Lynch International	DKK	3,769	517,237	497,931	—	(19,306)
Euro,
Expiring 10/31/22	Merrill Lynch International	EUR	581	583,199	570,314	—	(12,885)
Expiring 10/31/22	Royal Bank of Canada	EUR	4,076	3,901,084	4,002,778	101,694	—
Expiring 10/31/22	Royal Bank of Canada	EUR	3,346	3,357,797	3,285,885	—	(71,912)
Expiring 10/31/22	Royal Bank of Canada	EUR	925	924,377	908,808	—	(15,569)
Expiring 10/31/22	Royal Bank of Canada	EUR	774	789,514	760,126	—	(29,388)
A33

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 10/31/22	Royal Bank of Canada	EUR	600	$596,155	$589,170	$—	$(6,985)
Expiring 10/31/22	Royal Bank of Canada	EUR	506	508,257	496,886	—	(11,371)
Expiring 10/31/22	State Street Bank & Trust Company	EUR	621	612,434	609,621	—	(2,813)
Expiring 10/31/22	State Street Bank & Trust Company	EUR	466	475,246	457,903	—	(17,343)
Hong Kong Dollar,
Expiring 10/31/22	Royal Bank of Canada	HKD	14,140	1,805,492	1,802,702	—	(2,790)
Japanese Yen,
Expiring 10/31/22	Barclays Bank PLC	JPY	366,802	2,584,248	2,541,680	—	(42,568)
Expiring 10/31/22	Merrill Lynch International	JPY	293,350	2,068,181	2,032,705	—	(35,476)
Expiring 10/31/22	Merrill Lynch International	JPY	203,485	1,420,742	1,410,004	—	(10,738)
Expiring 10/31/22	Merrill Lynch International	JPY	168,863	1,218,581	1,170,102	—	(48,479)
Expiring 10/31/22	Royal Bank of Canada	JPY	179,344	1,253,705	1,242,727	—	(10,978)
Expiring 10/31/22	Royal Bank of Canada	JPY	164,956	1,142,974	1,143,028	54	—
Expiring 10/31/22	State Street Bank & Trust Company	JPY	136,469	1,007,929	945,633	—	(62,296)
Singapore Dollar,
Expiring 10/31/22	Royal Bank of Canada	SGD	2,968	2,142,608	2,067,211	—	(75,397)
Swedish Krona,
Expiring 10/31/22	Barclays Bank PLC	SEK	3,759	328,713	339,178	10,465	—
Expiring 10/31/22	Merrill Lynch International	SEK	4,260	394,617	384,351	—	(10,266)
Swiss Franc,
Expiring 10/31/22	Merrill Lynch International	CHF	12,239	12,802,086	12,437,953	—	(364,133)
				$82,497,321	$78,879,798	133,156	(3,750,679)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/31/22	Merrill Lynch International	AUD	3,405	$2,194,975	$2,178,880	$16,095	$—
British Pound,
Expiring 10/31/22	Citibank, N.A.	GBP	2,127	2,430,389	2,376,870	53,519	—
Expiring 10/31/22	Royal Bank of Canada	GBP	1,030	1,257,118	1,150,794	106,324	—
Expiring 10/31/22	Royal Bank of Canada	GBP	1,020	1,210,012	1,139,824	70,188	—
Expiring 10/31/22	Royal Bank of Canada	GBP	955	1,147,291	1,066,472	80,819	—
Expiring 10/31/22	Royal Bank of Canada	GBP	590	636,670	659,055	—	(22,385)
Expiring 10/31/22	Royal Bank of Canada	GBP	437	517,759	488,679	29,080	—
Expiring 10/31/22	State Street Bank & Trust Company	GBP	1,598	1,709,317	1,785,133	—	(75,816)
Expiring 10/31/22	State Street Bank & Trust Company	GBP	1,360	1,639,665	1,519,235	120,430	—
Expiring 10/31/22	State Street Bank & Trust Company	GBP	698	845,490	780,393	65,097	—
Expiring 10/31/22	State Street Bank & Trust Company	GBP	520	595,132	581,378	13,754	—
Expiring 10/31/22	State Street Bank & Trust Company	GBP	517	591,510	577,840	13,670	—
Canadian Dollar,
Expiring 10/31/22	Merrill Lynch International	CAD	3,626	2,639,115	2,624,748	14,367	—
Danish Krone,
Expiring 10/31/22	Royal Bank of Canada	DKK	15,642	2,168,633	2,066,277	102,356	—
Expiring 10/31/22	The Toronto-Dominion Bank	DKK	68,457	9,452,311	9,043,151	409,160	—
Euro,
Expiring 10/31/22	Citibank, N.A.	EUR	2,758	2,656,791	2,708,340	—	(51,549)
Expiring 10/31/22	Citibank, N.A.	EUR	2,734	2,816,011	2,684,738	131,273	—
Expiring 10/31/22	Merrill Lynch International	EUR	858	853,335	842,394	10,941	—
Expiring 10/31/22	Merrill Lynch International	EUR	840	864,572	825,408	39,164	—
Expiring 10/31/22	Royal Bank of Canada	EUR	427	426,059	419,019	7,040	—
Expiring 10/31/22	State Street Bank & Trust Company	EUR	4,640	4,776,374	4,557,032	219,342	—
Expiring 10/31/22	State Street Bank & Trust Company	EUR	390	380,907	383,332	—	(2,425)
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AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 10/31/22	The Toronto-Dominion Bank	EUR	16,086	$16,547,411	$15,798,352	$749,059	$—
Japanese Yen,
Expiring 10/31/22	Barclays Bank PLC	JPY	52,976	391,519	367,083	24,436	—
Expiring 10/31/22	Citibank, N.A.	JPY	357,145	2,475,030	2,474,759	271	—
Expiring 10/31/22	State Street Bank & Trust Company	JPY	83,493	618,431	578,550	39,881	—
Swedish Krona,
Expiring 10/31/22	Citibank, N.A.	SEK	7,141	636,331	644,338	—	(8,007)
Expiring 10/31/22	Citibank, N.A.	SEK	4,432	401,511	399,902	1,609	—
Expiring 10/31/22	Royal Bank of Canada	SEK	29,079	2,857,635	2,623,905	233,730	—
Swiss Franc,
Expiring 10/31/22	State Street Bank & Trust Company	CHF	2,025	2,099,260	2,057,878	41,382	—
				$67,836,564	$65,403,759	2,592,987	(160,182)
						$2,726,143	$(3,910,861)
Credit default swap agreements outstanding at September 30, 2022:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Buy Protection(1):
ABX.HE.AAA	05/25/46	0.110%(Q)	190	$(185)	$—	$(185)	Barclays Bank PLC
ABX.HE.AAA	05/25/46	0.110%(Q)	170	(166)	—	(166)	Credit Suisse International
ABX.HE.AAA	05/25/46	0.110%(Q)	150	(146)	—	(146)	Bank of America, N.A.
ABX.HE.AAA	05/25/46	0.110%(Q)	90	(88)	—	(88)	Credit Suisse International
ABX.HE.AAA	05/25/46	0.110%(M)	70	(68)	—	(68)	Bank of America, N.A.
CMBX.NA.BBB-	02/17/51	5.000%(M)	350	61	—	61	Citibank, N.A.
				$(592)	$—	$(592)
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the
A35

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
agreement.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A36